Registration No. 333-162462

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

X           PRE-EFFECTIVE AMENDMENT NO. 1

□           POST-EFFECTIVE AMENDMENT NO.

THE BOND FUND OF AMERICA, INC.

(Exact Name of Registrant as Specified in Charter)

333 SOUTH HOPE STREET
LOS ANGELES, CA 90071

(Address of Principal Executive Offices)

(213) 486-9200

(Registrant’s Telephone Number)

Kristine M. Nishiyama

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071

(Name and Address of Agent for Service)

with copies to:

Timothy W. McHale Capital Research and Management Company 333 South Hope Street Los Angeles, CA 90071 Phone No.: (213) 486-9200 Fax No.: (213) 615-0430	Michael Glazer Bingham McCutchen LLP 355 South Grand Avenue, Suite 4400 Los Angeles, CA 90071 Phone No.: (213) 680-6646 Fax No.: (213) 680-6499

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

It is proposed that this filing shall become effective on December 2, 2009, or as soon thereafter as practicable pursuant to a request for acceleration.

Title of Securities Being Registered: Class A shares of common stock, par value $0.001, of The Bond Fund of America, Inc.  No filing fee is due because the Registrant has previously registered an indefinite number of shares under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940.

PART A

Important Proxy Materials

PLEASE CAST YOUR VOTE NOW

Endowments
One Market, Steuart Tower, Suite 1800
San Francisco, California 94105

December 2, 2009

Dear Shareholder:

I am writing to let you know that a special meeting of the shareholders of Endowments -- Bond Portfolio (the “Fund”) will be held on January 27, 2010. The purpose of the meeting is to vote on an important proposal to reorganize and merge the Fund into The Bond Fund of America, Inc. (“BFA”).  As a shareholder, you have the opportunity to voice your opinion on the matters that materially affect your Fund.  In this proposed transaction, you would become a shareholder of BFA and the value of your account in BFA on the date of the closing of the transaction would be the same as the value of your Fund account immediately before the transaction.  Capital Research and Management Company is the investment adviser to the Fund and BFA.

The Boards of each of the funds have carefully reviewed the proposed transaction and have determined that it is in the best interests of each fund and its shareholders to reorganize and merge the Fund into BFA.  Therefore, the Board of the Fund recommends that you vote “FOR” the proposal.  BFA will provide shareholders with a fund that has the same investment objective and a substantially similar investment strategy as the Fund. If the Fund’s shareholders do not approve the contemplated transaction, the Fund’s Board of Trustees and investment adviser will have to consider other strategic alternatives.

Enclosed you will find various materials, including a Combined Proxy Statement/Prospectus and proxy ballot(s), for this special meeting.  The materials provide you with detailed information about the transaction, including the reasons why the Board of the Fund believes that this reorganization is in the best interests of the Fund and its shareholders.  The Board of the Fund urges you to vote in favor of this proposed reorganization.

Every vote counts!  We urge you to vote as soon as possible.  Your vote is important, regardless of the number of shares you own.  You are entitled to one vote for each share that you own of the Fund on the record date (November 18, 2009).

To cast your vote, simply complete the proxy card(s) enclosed in this package.  Be sure to sign the card(s) before mailing it in the postage paid envelope included in this package.  If you have questions, please call Abbe Shapiro at 310-996-6153.  We will be glad to help you get your vote in quickly.  Thank you for your participation in this important initiative.

Sincerely,

/s/ Robert G. O’Donnell

Robert G. O’Donnell

Vice Chairman of the Board

Important information to help you understand and vote on the proposal

Please read the full text of the Combined Proxy Statement/Prospectus.  Below is a brief overview of the proposal to be voted upon.  Your vote is important.

What am I being asked to vote on?

You are being asked to vote on a reorganization and merger of Endowments -- Bond Portfolio (the “Fund”) into The Bond Fund of America, Inc. (“BFA”).  Specifically, you are being asked to approve an Agreement and Plan of Reorganization and Liquidation (the “Agreement”) that provides for the transfer to BFA of all the assets of the Fund in exchange solely for Class A shares of common stock of BFA and the assumption by BFA of all of the Fund’s liabilities.  The Fund will then distribute such shares to its shareholders in liquidation and dissolution of the Fund.

Have the funds’ Boards of Directors/Trustees approved the reorganization?

Yes.  The Boards of the Fund and BFA have unanimously approved the proposal and the Fund’s Board recommends that its shareholders vote to approve it.

What are the reasons for and advantages of the proposed reorganization?

Due to a number of factors, including the relatively small size of the Fund and changes in the fixed-income market as a result of recent market turmoil, we believe it is in shareholders’ best interests to reorganize and merge the Fund with BFA.  BFA is also managed by Capital Research and Management Company, has the same investment objective and similar investment guidelines as the Fund, shares similar investment personnel and is significantly larger in size and thus has a more favorable expense structure.  Importantly, after the reorganization current Fund shareholders would continue to receive the same services they receive today.

Do the funds being merged have similar investment objectives and policies?

Like the Fund, BFA’s investment objective is to provide a high level of current income consistent with capital preservation. The Fund and BFA have substantially similar investment guidelines.  However, unlike the Fund, BFA has the ability to invest up to 15% of its assets in debt securities with credit ratings below investment grade (i.e., rated Ba1 or BB+ and below by Standard & Poor’s and Moody’s).  Securities rated Ba1 or BB+ or below are sometimes referred to as “junk bonds.”  This flexibility is intended to provide BFA with unique investment opportunities consistent with its investment objective.  The Fund may sell certain securities in connection with the reorganization. BFA declares daily dividends from net investment income and distributes the accrued dividends, which may fluctuate, to shareholders each month. The Fund has typically distributed dividends in March, June, September and December.

How do the expense structures of the Funds compare?

As more fully discussed below, Class A shares of BFA have lower expenses than shares of the Fund.  The estimated effective investment advisory fee for BFA would be lower than the current advisory fee for the Fund. Purchases of Class A shares of BFA are subject to a sales charge of up to 3.75%. However, future purchases of BFA made by shareholders who obtained shares as a result of the acquisition of the Fund by BFA will not be subject to a sales charge. If a new BFA account is established by a shareholder of the Fund, purchases of BFA through that account will be subject to any applicable sales charges.

Is the investment manager for BFA the same as for the Fund?

Yes.  Capital Research and Management Company is the investment adviser to BFA and the Fund.

Is the reorganization a taxable event for federal income tax purposes?

No. Typically a fund reorganization does not result in a gain or loss for federal or state income tax purposes.

What if there are not enough votes of the Fund’s shareholders to approve the reorganization?

If there are not enough votes to approve the Fund’s proposal by the time of your shareholder meeting (January 27, 2010), the meeting may be adjourned to permit further solicitation of proxy votes.  If the Fund’s shareholders do not ultimately approve the proposal, the Fund’s Board of Trustees and investment adviser will have to consider other strategic alternatives for the Fund, including possibly liquidating the Fund.

Who will pay the costs associated with obtaining shareholder approval for the proposed reorganization?

The Fund’s Board of Trustees has determined that the expenses associated with obtaining shareholder approval of the proposed merger, including printing and mailing of this Combined Proxy Statement/Prospectus, are appropriate expenses for the Fund to incur. The estimated costs are $5,000. These costs include legal, accounting, printing and mailing expenses. The Fund does not expect to incur any expenses related to the solicitation of proxies.

How many votes am I entitled to cast?

Each whole share of the Fund you held as of the close of business on the Record Date (November 18, 2009) is entitled to one vote, and each fractional share is entitled to a proportionate fractional vote, at the Fund’s Special Meeting.

How do I vote my shares?

You can vote your shares by mail or attending the Special Meeting in person. You can vote by completing, signing and dating the enclosed proxy card(s) and mailing it in the enclosed postage-paid envelope.  Proxy cards that are signed and dated, but not completed, will be voted “For” the reorganization.  If you need assistance, or have any questions regarding the proposals or how to vote your shares, please call Abbe Shapiro at 310-996-6153.

Your vote is important, regardless of the number of shares you own.  Please take a few minutes to read the enclosed material and vote your shares.

How do I sign the proxy card?

Please complete, sign and date the proxy card(s).  When signing the proxy card the person signing must indicate his or her capacity.  For example, a trustee for a trust or other entity should sign, “John Doe, Trustee.”

NOTICE OF SPECIAL MEETINGS OF SHAREHOLDERS
December 2, 2009

To the shareholders:

Notice is given that a meeting of shareholders (the “Special Meeting”) of Endowments -- Bond Portfolio (the “Fund”) will be held on January 27, 2010, at the offices of Capital Research and Management Company, One Market, Spear Tower, 39th floor, San Francisco, California, 94105 at 2 p.m., Pacific time, and at any adjournment or adjournments thereof, for the following purposes:

1.
To approve a proposed Agreement and Plan of Reorganization and Liquidation (the “Agreement”) between Endowments -- Bond Portfolio (the “Fund”) and The Bond Fund of America, Inc. (“BFA”).  The Agreement contemplates the transfer to BFA of all the assets of the Fund in exchange solely for Class A shares of common stock of BFA and the assumption by BFA of all of the Fund’s liabilities.  The Agreement further contemplates the distribution of such shares to the shareholders of the Fund, and the liquidation and dissolution of the Fund.

2.	To consider and act upon any other business as may properly come before the Special Meeting and any adjournment or adjournments thereof.

The proposed business cannot be conducted for the Fund at its shareholder meeting unless the required quorum of its shares on November 18, 2009 (the “Record Date”) is present in person or by proxy. Therefore, please mark, sign, date and return the enclosed proxy card(s) as soon as possible. You may revoke your proxy at any time before its use. Please be certain to vote each proxy card you receive. Only shareholders of record at the close of business on the Record Date are entitled to notice of and to vote at the Special Meeting and any adjournment or adjournments thereof.

By order of the Board of Trustees of the Fund,

/s/ Patrick F. Quan

Patrick F. Quan, Vice President and Secretary of Endowments

Shareholders are invited to attend the meeting in person. However, you may vote prior to the meeting by returning the completed proxy card.  Your vote is important no matter how many shares you owned on the record date.

Important
You can help your Fund by promptly voting your shares by signing, dating and returning the proxy card(s) in the enclosed postage-paid envelope.

COMBINED PROXY STATEMENT/PROSPECTUS

RELATING TO THE ACQUISITION OF ASSETS OF

ENDOWMENTS -- BOND PORTFOLIO

BY AND IN EXCHANGE FOR CLASS A SHARES OF COMMON STOCK OF

THE BOND FUND OF AMERICA, INC.

333 South Hope Street
Los Angeles, CA 90071
800/421-0180

This Combined Proxy Statement/Prospectus is being furnished to shareholders of Endowments -- Bond Portfolio (the “Fund”) in connection with the solicitation of proxies by, and on behalf of, the Fund’s Board of Trustees for use at a Special Meeting of shareholders of the Fund and at any adjournments thereof (the “Special Meeting”).  The Special Meeting of the Fund will be held on January 27, 2010 at 2 p.m. Pacific time at the offices of Capital Research and Management Company, One Market, Spear Tower, 39th floor, San Francisco, California, 94105.

As more fully described in this Combined Proxy Statement/Prospectus, the purpose of the Special Meeting is to vote on an Agreement and Plan of Reorganization and Liquidation (the “Agreement”) relating to the proposed acquisition of the Fund by The Bond Fund of America, Inc. (“BFA”).  As the context requires, the term “Reorganization” is used in this Combined Proxy Statement/Prospectus to describe the transactions contemplated by the Agreement with respect to the Fund.

 This Combined Proxy Statement/Prospectus relates to the proposed transfer to BFA of all of the assets of the Fund, in exchange for Class A shares of common stock of BFA and the assumption by BFA of the Fund’s liabilities.  The shares of BFA will then be distributed to the shareholders of the Fund in conjunction with the reorganization and merger of the Fund into BFA. As a result of the Reorganization, each shareholder of the Fund would receive an equivalent value of Class A shares of BFA common stock for shares of beneficial interest such shareholder holds in the Fund.

The Board of Trustees of the Fund believes that the Reorganization is in the best interest of the Fund and that the interests of the Fund’s shareholders will not be diluted as a result of the Reorganization.  If the Reorganization is approved, the investment advisory fee of BFA immediately after the closing of the transaction is expected to be lower than the current investment advisory fee of the Fund as described in more detail below.  The expense ratio for Class A shares of BFA is expected to be lower than that of the Fund.

For federal income tax purposes, the Reorganization is to be structured as a tax-free transaction for the Fund, BFA and their shareholders.  The investment objectives of the Fund and BFA are the same.  BFA, like the Fund, seeks to provide a high level of current income consistent with capital preservation.

This Combined Proxy Statement/Prospectus sets forth concisely information about BFA that shareholders of the Fund should know before investing and should be read and retained by investors for future reference.  A copy of the prospectus (the “prospectus”) for BFA, dated March 1, 2009 has been filed with the Securities and Exchange Commission (the “SEC”), and is enclosed with this Combined Proxy Statement/Prospectus, and is incorporated by reference herein.

A Statement of Additional Information dated December 2, 2009, relating to this Combined Proxy Statement/Prospectus, has been filed with the SEC and is incorporated by reference herein.  A Statement of Additional Information for BFA dated May 1, 2009, as supplemented, containing additional and more detailed information about BFA, has been filed with the SEC and is incorporated by reference herein.  The annual report for BFA for its fiscal year ended December 31, 2008, and the semi-annual report for BFA for the six months ended June 30, 2009 have been previously mailed to shareholders and filed with the SEC and are incorporated by reference herein.

In addition, the prospectus for the Fund dated October 1, 2009, which has been previously delivered to shareholders, and the Statement of Additional Information for the Fund, also dated October 1, 2009, have been filed with the SEC and are incorporated by reference herein.  The annual report for the Fund for its fiscal year ended July 31, 2009, and the semi-annual report for the Fund for the six months ended January 31, 2009, have been previously mailed to shareholders and filed with the SEC and are incorporated by reference herein.

Copies of these documents are available without charge and can be obtained by writing to the secretary of the Fund at One Market, Steuart Tower, Suite 1800, San Francisco, California, 94105 or BFA at 333 South Hope Street, Los Angeles, California 90071 or by calling American Funds Service Company, toll free, at 1-800-421-0180.  In addition, these documents may be obtained from the EDGAR database on the SEC’s Internet site at www.sec.gov.  You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-551-8090).  You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to:  Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102.  You may also obtain this information upon payment of a duplicating fee, by e-mailing the SEC at the following address:  publicinfo@sec.gov.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Combined Proxy Statement/Prospectus.  Any representation to the contrary is a criminal offense.

AN INVESTMENT IN THE FUND OR BFA IS NOT A DEPOSIT OF ANY BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY.  AN INVESTMENT IN THE FUND AND BFA INVOLVES INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This Combined Proxy Statement/Prospectus is dated December 2, 2009.

APPENDICES

Appendix A – Form of Proxy Card
Appendix B – Form of Agreement and Plan of Reorganization and Liquidation
Appendix C – Comparison of Fundamental Investment Policies
Appendix D – Summary Comparison of Governing Documents and State Law

I. PROPOSAL – TO APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION AND LIQUIDATION

A.	OVERVIEW

At a meeting held on September 9, 2009, the Board of Trustees of the Fund, including all of the Trustees of the Fund’s Board who are not “interested persons” of the Fund (the “Independent Trustees”), as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (“1940 Act”), considered and approved an Agreement and Plan of Reorganization and Liquidation, a copy of which is attached to this proxy statement as Appendix B.  If the Reorganization is approved and implemented, shareholders of the Fund will become shareholders of BFA.  The Fund and BFA have the same investment adviser, Capital Research and Management Company (“CRMC” or the “Investment Adviser”).  BFA’s investment objectives are the same as the Fund’s objectives and BFA’s principal investment strategies are substantially similar to the investment strategies of the Fund, all as discussed in further detail below.

The Board of Trustees of the Fund recommends that the shareholders of the Fund vote “FOR” the Agreement and the resulting Reorganization.

B.	COMPARISON FEE TABLE AND EXAMPLES

The following tables show the shareholder fees (paid directly from your investment) for the Fund and BFA:

Endowments -- Bond Portfolio		Class A shares of The Bond Fund of America
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none	Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.75%1
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none	Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none
Maximum sales charge (load) imposed on reinvested dividends	none	Maximum sales charge (load) imposed on reinvested dividends	none
Redemption or exchange fees	none	Redemption or exchange fees	none

The information in the following tables reflect annual fund operating expenses for shares of the fund as of July 31, 2009 and Class A shares of BFA as of June 30, 2009. The table also shows the pro forma expenses of BFA reflecting the Reorganization. The expenses are not expected to be affected materially by the Reorganization.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)		Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)		Pro forma for the merger of the Fund into BFA

Endowments – Bond Portfolio		The Bond Fund of America Class A Shares

Management fees	0.50%	Management fees	0.25%	0.25%
Distribution and/or service (12b-1) fees	None	Distribution and/or service (12b-1) fees	0.25%	0.25%
Other expenses	0.31%	Other expenses	0.17%	0.17%
Total annual fund operating expenses	0.81%2	Total annual fund operating expenses	0.67%	0.67%

1Purchases made by shareholders who obtained shares as a result of the acquisition of Endowments -- Bond Portfolio by The Bond Fund of America, Inc. are not subject to a sales charge.

2The Fund's Investment Advisory and Service Agreement provides for a management fee reduction to the extent that the Fund's annual ordinary operating expenses exceed 0.75% of the average net assets of the Fund. The table above reflects the Fund's expenses without the effect of the fee reduction.

Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in BFA.

The examples assume that you invest $10,000 in the Fund or BFA for the time periods indicated, and then redeem all of your shares at the end of those periods. The examples also assume that you pay the maximum or initial sales charge, and that each fund’s operating expenses remain the same. The examples also assume that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the operating expenses remain the same as shown above.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Endowments - Bond Portfolio

1 year	3 years	5 years	10 years
$83	$259	$450	$1,002

The Bond Fund of America, Inc. with payment of maximum initial sales charge

	1 year	3 years	5 years	10 years
Class A	$441	$581	$734	$1,178

Pro forma for the merger of the Fund into BFA with payment of maximum initial sales charge

	1 year	3 years	5 years	10 years
Class A	$441	$581	$734	$1,178

The Bond Fund of America, Inc. without payment of an initial sales charge*

	1 year	3 years	5 years	10 years
Class A	$68	$214	$373	$835

Pro forma for the merger of the Fund into BFA without payment of an initial sales charge *

	1 year	3 years	5 years	10 years
Class A	$68	$214	$373	$835

*Purchases made by shareholders who obtained shares as a result of the acquisition of Endowments -- Bond Portfolio by The Bond Fund of America, Inc. are not subject to a sales charge.

Comparison of Investment Advisory Fee and Breakpoint Schedules

Set forth below are the investment advisory fee and breakpoint schedules from the Investment Advisory and Service Agreements of the Fund and BFA.  The agreements for the Fund and BFA set forth a monthly advisory fee calculated at the annual rate according to the following schedules.

Endowments -- Bond Portfolio

•	0.50% per annum of the first $150 million of the Fund's average daily net assets, plus
•	0.40% on the portion of such average daily net assets in excess of $150 million

The Fund’s Investment Advisory and Service Agreement provides that the adviser shall reduce the fee payable to the adviser under the agreement by the amount by which the ordinary operating expenses of the Fund for any fiscal year exceed 0.75% of the average net assets of the Fund. BFA’s expenses are not subject to this limitation.

The Bond Fund of America, Inc.

•	0.30% per annum of the first $60 million of BFA’s average daily net assets during the month, plus
•	0.21% per annum on the portion of such net assets between $60 million and $1 billion, plus
•	0.18% per annum on the portion of such net assets between $1 billion and $3 billion, plus
•	0.16% per annum on the portion of such net assets between $3 billion and $6 billion, plus
•	0.15% per annum on the portion of such net assets between $6 billion and $10 billion, plus
•	0.14% per annum on the portion of such net assets between $10 billion and $16 billion, plus
•	0.13% on the portion of such net assets between $16 billion and $20 billion; plus
•	0.12% on the portion of such net assets between $20 billion and $28 billion; plus
•	0.115% on the portion of such net assets between $28 billion and $36 billion; plus
•	0.11% on the portion of such net assets in excess of $36 billion, plus
•	2.25% of BFA’s first $8,333,333 of monthly gross income, plus
•	2% of such income between $8,333,333 and $41,666,667, plus
•	1.75% of such income in excess of $41,666,667.

C.	COMPARISON OF INVESTMENT RESULTS

Investment Results for Periods Ended December 31, 2008

The bar charts below show how the investment results of the Fund and BFA have varied from year to year, and the table following each bar chart shows the average annual total returns of each fund for various periods. This information provides some indication of the risks of investing in the funds. Past results (before and after taxes) are not predictive of future results. Updated information on both funds’ results can be obtained by calling American Funds Service Company at 1-800-421-0180.

Endowments -- Bond Portfolio
[begin bar chart]

’99	-0.40%
’00	9.72
’01	7.77
’02	8.29
’03	9.66
’04	4.80
’05	1.94
’06	5.09
’07	2.12
’08	-11.60

[end bar chart]

Highest/Lowest quarterly results during this time period were:

Highest 4.49% (quarter ended June 30, 2003)

Lowest -7.79% (quarter ended September 30, 2008)

The fund’s total return for the six months ended June 30, 2009, was 5.86%.

Average annual total returns
For the periods ended December 31, 2008
	1 year	5 years	10 years
Endowments – Bond Portfolio	-11.60%	0.27%	3.55%
Barclays Capital U.S. Aggregate Index1	5.24%	4.65%	5.63%

Annualized 30-day yield at July 31, 2009: 4.08%2
(For current yield information, please call AmericanFundsLine® at 800/325-3590.)
1Barclays Capital U.S. Aggregate Index reflects the market sectors in which the fund primarily invests.  See the fund’s prospectus dated October 1, 2009 for more information on this index.
2Reflects a fee waiver (3.92% without the waiver) as described in the fund’s statement of additional information.
The Bond Fund of America, Inc.

[begin bar chart]

’99	2.29%
’00	6.19
’01	7.15
’02	6.11
’03	12.22
’04	5.85
’05	1.94
’06	5.88
’07	3.37
’08	-12.24

[end bar chart]

Highest/Lowest quarterly results during this time period were:

Highest 5.41% (quarter ended June 30, 2003)

Lowest -6.82% (quarter ended September 30, 2008)

Average annual total returns
For the periods ended December 31, 2008 (with maximum sales charges)
	1 year	5 years	10 years
The Bond Fund of America - Class A Before taxes After taxes on distributions After taxes on distributions and sale of fund shares	-15.54% -17.32% -9.96%	-0.05% -1.85% -1.00%	3.29% 1.05% 1.47%
Barclays Capital U.S. Aggregate Index1	5.24%	4.65%	5.63%
Lipper Corporate Debt A Rated Bond Funds Average2	-5.88%	1.60%	3.77%
Consumer Price Index3	0.09%	2.67%	2.52%

Annualized 30-day yield at July 31, 2009: 4.63%
(For current yield information, please call American FundsLine® at 800/325-3590.)

1Barclays Capital U.S. Aggregate Index reflects the market sectors in which BFA primarily invests. Barclays Capital U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.
2Lipper Corporate Debt A-Rated Bond Funds Average is composed of funds that invest primarily in corporate debt issues rated A or better or government issues. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.
3Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the U.S. Department of Labor, Bureau of Labor Statistics.

D.	SUMMARY OF INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

Comparison of Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective

BFA, like the Fund, has the objective of providing shareholders as high a level of current income as is consistent with the preservation of capital.

Principal Investment Strategies

BFA and the Fund seek to achieve their investment objectives by investing primarily in bonds. Normally, at least 80% of each fund’s assets will be invested in bonds and other debt securities.

The Fund invests in debt securities rated Baa3 or better by Moody’s Investors Service or BBB- or better by Standard & Poor’s Corporation or in unrated securities that are determined to be of equivalent quality. The Fund also invests in securities issued, guaranteed and sponsored by the U.S. and other governments and securities backed by mortgages and other assets.

BFA invests a majority of its assets in debt securities with quality ratings of A3/A- or better, including securities issued and guaranteed by the U.S. and other governments, and securities backed by mortgages and other assets. Unlike the Fund, BFA is permitted to invest a portion of its assets in high-risk, high-yield debt securities. BFA’s current practice is not to invest more than 15% of its assets in debt securities rated Ba1 and BB+ or below or in debt securities that are unrated but determined by BFA’s investment adviser to be of equivalent quality.  Securities rated Ba1 or below and BB+ or below are sometimes referred to as "junk bonds."

Principal Investment Risks

Because of their similar investment objectives and strategies, BFA and the Fund have substantially similar risks.  The following is a discussion of the principal risks of investing in BFA and the Fund.  This discussion is qualified in its entirety by the more extensive discussion of risk factors set forth in the prospectuses and statements of additional information of BFA and the Fund.  After the Reorganization, the investments of the Fund’s shareholders will be subject to BFA’s risks.

•	Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

•
The values of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of those securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall.

•
Falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

•
Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

•	Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities.

•
A security backed by the U.S. Treasury or the full faith and credit of the U.S. government is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for these securities will fluctuate with changes in interest rates.

•
The funds may also invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. These securities are neither issued nor guaranteed by the U.S. Treasury.

•
Although all securities in the funds’ portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United States may be affected to a greater extent.

•	BFA is also subject to the risk of investing in debt securities rated Ba1 and BB+ or below. These securities are sometimes referred to as “junk bonds.”

•	Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities.

Disclosure of Portfolio Holdings

The funds have identical policies regarding disclosure of their portfolio securities.  A description of the funds’ policies and procedures with respect to the disclosure of the portfolio securities is available in the Statement of Additional Information for the Fund and BFA.

Investment Restrictions and Limitations

A chart comparing all of the fundamental and non-fundamental investment policies of BFA with those of the Fund is attached as Appendix C.  The policies of BFA differ from those of the Fund mainly in form, but for practical purposes do not impact the way in which BFA is managed compared with the way the Fund is managed.  After the Reorganization, the assets of the Fund’s shareholders will be managed subject to the fundamental and non-fundamental investment restrictions and limitations of BFA.

Legal Proceedings

For information about material pending legal proceedings and regulatory matters, please see the section entitled “General information – Legal proceedings” in the Fund’s and BFA’s Statement of Additional Information, both of which are incorporated herein by reference.

E.	KEY INFORMATION ABOUT THE PROPOSED REORGANIZATION

The following is a summary of key information concerning the proposed Reorganization; however, this summary is qualified in its entirety by reference to the Agreement, a copy of which is attached to this Combined Proxy Statement/Prospectus in Appendix B.

1.	SUMMARY OF THE PROPOSED REORGANIZATION

On September 9, 2009, the Board of Trustees of the Fund approved the Agreement, which contemplates the transfer to BFA of all of the assets of the Fund in exchange for Class A shares of common stock of BFA and the assumption by BFA of all the Fund’s liabilities.  The Board of Directors of BFA approved the Agreement on September 17, 2009. Following the transfer, Class A shares of common stock of BFA will be distributed to shareholders of the Fund.  Endowments’ registration statement will then be updated and filed with the SEC to remove references to the Fund.

BFA and the Fund have the same investment objectives and are managed by CRMC.   The Boards of the funds believe that the Reorganization would not materially alter the nature of the investments of the funds’ shareholders.

As a result of the Reorganization, each shareholder of the Fund will receive Class A shares of common stock of BFA. The number of shares received will depend on the number of Fund shares held by the shareholder and the respective share prices of the Fund and BFA at the time of the transaction (the “Closing Date”).  The Closing Date is currently scheduled to take place on February 19, 2010.  This date is subject to change. The Boards of the funds have determined that the interests of existing shareholders will not be diluted as a result of the transactions contemplated by the Reorganization.  For the reasons set forth below under “Reasons for the Reorganization,” the Board of Trustees of the Fund, including its Independent Trustees, concluded that the Reorganization would be in the best interest of the shareholders of the Fund and recommends approval of the Agreement.

Completion of the Reorganization is subject to a number of conditions set forth in the Agreement, some of which may be waived by the Fund or BFA.  The Agreement may be amended in any mutually agreeable manner, except that no amendment that may have a materially adverse effect on the interests of the shareholders of the Fund may be made after the Special Meeting of the Fund’s shareholders. The Reorganization is not contingent upon the approval of BFA’s shareholders.

The Fund will pay its expenses associated with the Reorganization. No expenses are expected to be incurred for the solicitation of proxies.

2.	DESCRIPTION OF BFA’S SHARES

BFA is registered with the SEC as an open-end management investment company.  The Directors of BFA authorized BFA to issue 5,000,000,000 shares of common stock of BFA, par value $0.001.  Each share of BFA represents an equal proportionate interest in BFA with each other share, and each such share is entitled to equal voting, dividend, liquidation and redemption rights.  BFA’s Class A shares (“Shares”), to be issued to the Fund’s shareholders pursuant to the Reorganization, will be duly authorized, validly issued, fully paid and non-assessable when issued, will be transferable without restriction and will have no preemptive or conversion rights.  The Shares’ voting and dividend rights, right of redemption, and privilege of exchange are described in the BFA’s Prospectus and Statement of Additional Information.  BFA’s Shares will be sold and redeemed based upon the net asset value (“NAV”) per share of BFA’s Shares next determined after receipt of the purchase or redemption request.

3.	REASONS FOR THE REORGANIZATION

CRMC recommended the Reorganization to the Board of Trustees of the Fund, and the Board considered the recommendation at a meeting of the Board on September 9, 2009. The Board of Directors of BFA considered the recommendation at a meeting of the Board on September 17, 2009. The Boards of the Fund and BFA have each determined that the Reorganization is in the best interests of the shareholders of the Fund and BFA and that the Reorganization will not result in a dilution of the interests of shareholders of the Fund or BFA.  Each Board has unanimously approved the Agreement and the Reorganization and the Board of Trustees of the Fund recommends that its shareholders vote in favor of the Reorganization by approving the Agreement.

In considering the Reorganization, the Boards of the funds considered a number of factors, including among others the following:

(1) Due to a number of factors, including the relatively small size of the Fund and changes in the fixed-income market as a result of recent market turmoil, managing the Fund has become challenging.

(2) The Fund’s Board of Trustees considered that the total expense ratio of Class A shares of BFA, taking into account the Reorganization, would be less than the total expense ratio of the Fund.  This is due in part to the fact that BFA is significantly larger than the Fund, and BFA is able to take advantage of the various breakpoints built into its advisory fee schedule.

(3) BFA and the Fund have identical investment objectives and substantially similar investment policies, and the Fund’s Board of Trustees believes that the differences in BFA’s policies from those of the Fund, as described in Appendix C, provide appropriate additional management flexibility to BFA without sacrificing significant investor protection. In addition, CRMC is the investment manager of BFA as well as the Fund, and the other service providers of BFA are identical to those of the Fund.

 (4) The Reorganization is intended to permit Fund shareholders to exchange their investment for an investment in BFA without recognizing gain or loss for federal income tax purposes.

For the reasons described above, the Board of Trustees of the Fund unanimously recommends a vote IN FAVOR of the proposed Agreement and the resulting Reorganization.

If the Agreement is not approved by the shareholders of the Fund, the Board of Trustees may consider other alternatives, such as the liquidation of the Fund.  Such other actions may require shareholder approval.

4.	FEDERAL INCOME TAX CONSEQUENCES

Both the Fund and BFA have qualified and intend to continue to qualify for treatment as “regulated investment companies” under the Internal Revenue Code of 1986, as amended (the “Code”).  Accordingly, the Fund and BFA have been, and expect to continue to be, relieved of all or substantially all federal income taxes. The exchange of the assets of the Fund for shares of BFA and the assumption by BFA of the liabilities of the Fund, are intended to qualify for federal income tax purposes as a reorganization under Section 368(a) of the Code.  As a condition to the closing of the Reorganization, BFA and the Fund will receive an opinion of Bingham McCutchen LLP, counsel to the Fund and BFA, to the effect that, based on certain assumptions and representations and on the existing provisions of the Code, Treasury regulations issued thereunder, current Revenue Rulings, Revenue Procedures and court decisions, for federal income tax purposes:

(1)
The Fund’s transfer of all of its assets to BFA solely in exchange for Class A shares of BFA and the assumption by BFA of all of the liabilities of the Fund, followed by the Fund’s distribution of Class A shares of BFA to the Fund’s shareholders as part of the liquidation of the Fund will qualify as a “reorganization within the meaning of Section 368(a) of the Code, and the Fund and BFA will each be “a party to a reorganization” within the meaning of Section 368(b) of the Code;

(2)	No gain or loss will be recognized by shareholders of the Fund upon the exchange of shares of the Fund for the Class A shares of BFA as part of the Reorganization;

(3)
The Fund will not recognize a gain or loss upon the transfer of all of its assets to BFA solely in exchange for Class A shares of BFA and the assumption by BFA of all of the liabilities of the Fund, except for (A) any gain or loss that may be recognized with respect to contracts subject to Section 1256 of the Code, (B) any gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code and (C) any other gain or loss that may be required to be recognized as a result of the closing of the Fund’s taxable year or upon the transfer of a portfolio security regardless of whether such transfer would otherwise be a non-taxable transaction under the Code;

(4)	BFA will not recognize a gain or loss upon its receipt of all of the Fund’s assets solely in exchange for Class A shares of BFA and the assumption by BFA of the liabilities of the Fund;

(5)	The basis of the Class A shares of BFA received by the shareholders of the Fund in the Reorganization will be the same as the basis in the shares of the Fund surrendered in exchange therefor;

(6)
The holding period of the Class A shares of BFA received in exchange for Fund shares by the shareholders of the Fund will include the period that the shareholders of the Fund held the Fund shares surrendered in exchange therefore, provided that such Fund shares are held by the shareholders as capital assets on the date of the exchange;

(7)
The tax basis of the Fund’s assets acquired by BFA will be the same as the tax basis of such assets to the Fund immediately prior to the transaction, increased by the amount of gain (or decreased by the amount of loss), if any, recognized by the Fund upon the transfer; and

(8)
The holding period of the assets of the Fund in the hands of BFA, other than assets with respect to which gain or loss is required to be recognized in the transaction, will include the period during which those assets were held by the Fund (except where investment activities of BFA have the effect of reducing or eliminating the holding periods of assets).

Shareholders of the Fund should consult their tax advisers regarding the effect, if any, of the Reorganization in light of their individual circumstances, including state and local tax consequences, if any, of the Reorganization.

The opinion of Bingham McCutchen, LLP is based on the Code, Treasury regulations issued thereunder, revenue rulings and procedures, and judicial interpretations thereof, in each case as in effect on the date of the opinion, all of which are subject to change.  An opinion of counsel merely represents counsel’s best judgment with respect to the probable outcome on the merits and is not binding on the Internal Revenue Service or the courts.  Accordingly, there can be no assurance that the Internal Revenue Service will not take a contrary position, that the applicable law will not change, or that any such change will not have retroactive effect.

Significant holders of the Fund.  Pursuant to the Treasury Regulation Section 1.368-3(b), each significant holder of a fund, as defined therein, must include a statement on or with its return for the taxable year of the Reorganization stating the names and employer identification numbers (if any) of all of the parties to the Reorganization, the date of the Reorganization, and the fair market value of the shares of the fund held by such holder and the holder’s basis in such shares immediately before the Reorganization.  This is not tax advice and should not be relied on as such.  Please consult your tax adviser for more information.

5.	COMPARISON OF SHAREHOLDER RIGHTS

Set forth below is a discussion of the material differences between BFA and the rights of its shareholders and the Fund and the rights of its shareholders. Further information about BFA and the Fund can be found in their respective Prospectuses and Statements of Additional Information. A summary of Maryland corporate law and Delaware business trust law, and a comparison of the relevant provisions of the governing documents of BFA and the Fund, are included in Appendix D to this Combined Proxy Statement/Prospectus.

Organization.  BFA is currently organized as a Maryland corporation.  The Fund is organized as a Delaware business trust.  BFA is authorized to issue 5,000,000,000 shares of common stock. The Fund is authorized to issue an unlimited number of shares of beneficial interest. Each of BFA’s and the Fund’s operations are governed by their respective articles of incorporation or trust instrument, as amended, by-laws and applicable state laws as well as the 1940 Act.

Shareholder Liability.  Under The Maryland General Corporation Law a shareholder of a corporation is generally not obligated to the Maryland corporation or its creditors with respect to the stock, except to the extent that the consideration for the stock has not been paid. Under Delaware law, shareholders of a business trust are generally afforded by statute the same limited liability as corporate shareholders and are permitted broad indemnification rights.

Comparison of Voting Rights.  Each shareholder of the Fund and BFA is entitled to one vote for each share of the fund such shareholder owns and a proportionate fractional vote for each fractional share held.  Shareholders of the Fund and BFA are not entitled to cumulative voting in the election of Trustees or Directors.  The quorum requirement for a shareholders’ meeting of the Fund is one third of the shares entitled to vote on the matter. The quorum requirement for a shareholder meeting regarding a reorganization of the Fund is a majority of shares entitled to vote on the reorganization. The quorum requirement for a shareholders’ meeting of BFA is a majority of the shares entitled to vote on the matter except when a larger quorum is required by applicable law.  The Trust Instrument for the Fund and the By-Laws for BFA establish the maximum number of days prior to a shareholders’ meeting on which a record date may be set by the fund’s Board; the maximum is 120 days for the Fund and 90 days for BFA.

Under BFA’s Articles of Incorporation shareholders are entitled to vote for the election of directors in order to comply with the 1940 Act, other matters that may be required by the 1940 Act or other laws, certain amendments to the Articles of Incorporation and those matters that the Directors may consider necessary or desirable.  Under the Fund’s Trust Instrument shareholders are entitled to vote on the election  or removal of trustees, matters related to the Fund’s investment advisory contract and such additional matters relating to the Fund as may be required by law, the Trust Instrument or Bylaws or as the trustees may consider necessary or desirable.

Board of Directors.  The Board of Directors of BFA is different from the Board of Trustees of the Fund.  For more information regarding the Board of Directors of BFA, please refer to BFA’s Statement of Additional Information.

6.	COMPARISON OF VALUATION PROCEDURES; PURCHASE, REDEMPTION, EXCHANGE AND DIVIDEND POLICIES

The Fund and BFA have adopted the same pricing procedures.  The Fund and BFA calculate their net asset value each day the New York Stock Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading.

Shares of the Fund are available only to entities exempt from taxation under Section 501(c)(3) of the Code (“501(c)(3) organizations”), trusts with beneficiaries exempt from taxation under Section 501(c)(3) of the Code and any other entity formed for the primary purpose of benefitting a 501(c)(3) organization. Shares of BFA are available to all types of investors, including 501(c)(3) organizations. Shares of the Fund and BFA are purchased or redeemed at the net asset value per share next determined after a shareholder’s request is received and accepted.  The Fund requires a minimum initial investment of $50,000. The Fund’s minimum may be met by investing a portion of the $50,000 in Endowments -- Growth and Income Portfolio.  There is no minimum for subsequent Fund investments. BFA requires a minimum initial investment of $250 and a minimum additional investment of $50. After the reorganization shareholders of the Fund may purchase shares of BFA in the same manner that they purchased shares of the Fund.

The Fund typically distributes dividends to shareholders in March, June, September and December.  BFA declares daily dividends from net investment income and distributes the accrued dividends to shareholders each month.

Further information regarding these matters is available in the Prospectuses and Statements of Additional Information of the Fund and BFA.

7.	CAPITALIZATION

The following table sets forth as of June 30, 2009:  (1) the unaudited capitalization of the Fund, and (2) the unaudited pro forma combined capitalization of BFA assuming the Reorganization has been approved and completed.  If the Reorganization is completed, the capitalizations are likely to be different on the Closing Date as a result of variations in the value of portfolio investments and daily share purchase and redemption activity.

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Fund	$ 45,798,000	3,436,000	$ 13.33
BFA	$ 37,890,606,000	3,380,732,000	$ 11.21
Adjustment for payment of expenses1 $5,000			No change
Pro Forma: BFA	$ 37,936,399,000	3,384,817,000	$ 11.21

1The adjustment for payment of expenses is the estimated expenses of the Fund associated with obtaining shareholder approval of the proposal contained in this Combined Proxy Statement/Prospectus.

8.	INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the Fund and BFA.  CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071, and 6455 Irvine Center Drive, Irvine, California 92618. CRMC manages the investment portfolios and business affairs of the Fund and BFA. The total management fees paid by the Fund and BFA, as a percentage of average net assets, for the previous fiscal year appear in the Operating Expenses table under the heading “Comparison Fee Table and Examples.”  Please see each fund’s Statement of Additional Information for further details. A discussion regarding the basis for the approval of each fund's investment advisory and service agreement by each fund's board of directors/trustees is contained in BFA's annual report to shareholders for the fiscal year ended December 31, 2008 and in the Fund’s annual report to shareholders for the fiscal year ended July 31, 2009.

Capital Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and manages fixed-income assets through its Fixed Income division. Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis. Rather than remain as investment divisions, Capital World Investors and Capital Research Global Investors may be incorporated into wholly-owned subsidiaries of Capital Research and Management Company. In that event, Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries. Although not currently contemplated, Capital Research and Management Company could incorporate its Fixed Income division in the future and engage it to provide day-to-day investment management of fixed-income assets. Capital Research and Management Company and each of the funds it advises have applied to the U.S. Securities and Exchange Commission for an exemptive order that would give Capital Research and Management Company the authority to use, upon approval of the fund’s board, its management subsidiaries and affiliates to provide day-to-day investment management services to the fund, including making changes to the management subsidiaries and affiliates providing such services. BFA’s shareholders approved this arrangement at a meeting of BFA’s shareholders on November 24, 2009. There is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority, if granted, under an exemptive order.

In addition, BFA shareholders approved other proposals at the meeting, including the election of board members, reorganizing the fund into a Delaware statutory trust, amending the fund's fundamental policies and amending its investment advisory and service agreement. The fund expects to implement these proposals in 2010; however, CRMC may delay implementation of one or more of these proposals to a time that is more advantageous to BFA and its shareholders.

9.	DISTRIBUTION

American Funds Distributors, Inc. is the principal underwriter of the shares of the Fund and BFA. Shares of the Fund are sold without an initial sales charge.  Class A shares of BFA are subject to an initial sales charge, as described in the prospectus.  The initial sales charge will be waived for shareholders who obtain shares of BFA pursuant to the Reorganization.

10.	SERVICE PROVIDERS

American Funds Service Company (“AFS”), a wholly owned subsidiary of CRMC, is the transfer agent for the Fund and BFA and maintains their records of shareholder accounts, processes purchases and redemptions of shares of the Fund and BFA, acts as dividend and capital gain distribution disbursing agent for the Fund and BFA, and performs other related shareholder service functions for the Fund and BFA. The principal office of AFS is located at 6455 Irvine Center Drive, Irvine, CA 92618.  For certain shareholder accounts, third parties which may be unaffiliated with CRMC provide transfer agency and shareholder services in place of AFS. These services are rendered under agreements with AFS or its affiliates and the third parties receive compensation according to such agreements, which will remain in place after the Reorganization.

JPMorgan Chase Bank, located at 270 Park Avenue, New York, NY 10017-2070, is the custodian for the cash and securities of the Fund and BFA.

11.	FINANCIAL HIGHLIGHTS

The financial highlights table for the Fund is intended to help you understand the financial performance of the Fund for the past five fiscal years.  This information has been audited by the Fund’s independent registered public accounting firm, Deloitte & Touche LLP, whose reports, along with the Fund’s financial statements and related notes, are included in the Fund’s annual report, which is available by request and is incorporated by reference herein.

Endowments -- Bond Portfolio

Financial highlights
		(Loss) income from investment operations(1)			Dividends and distributions
	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return(2)	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers	Ratio of expenses to average net assets after waivers(2)	Ratio of net income to average net assets(2)

Year ended 7/31/2009	$14.65	$.67	$(.97)	$(.30)	$(.76)	$ -	$(.76)	$13.59	(1.75)%	$46.81%		.75%	5.04%
Year ended 7/31/2008	15.82	.83	(1.09)	(.26)	(.91)	-	(.91)	14.65	(1.81)	56.75		.70	5.33
Year ended 7/31/2007	15.99	.83	(.07)	.76	(.93)	-	(.93)	15.82	4.81	60.76		.71	5.12
Year ended 7/31/2006	16.62	.81	(.50)	.31	(.94)	-	(.94)	15.99	1.94	60.79		.74	5.00
Year ended 7/31/2005	16.72	.78	.05	.83	(.93)	-	(.93)	16.62	5.07	65.74		.71	4.61

			Year ended July 31
			2009	2008	2007	2006	2005
Portfolio turnover rate			77%	60%	52%	62%	51%

(1)Based on average shares outstanding.
(2)This column reflects the impact, if any, of certain waivers from Capital Research and Management Company. During the years shown, Capital Research and Management Company  reduced fees for investment advisory services.

The Bond Fund of America, Inc.

The financial highlights table for BFA is intended to help you understand the financial performance of Class A shares of BFA for the past five fiscal years.  This information (except for the six months ended June 30, 2009) has been audited by BFA’s independent registered public accounting firm, Deloitte & Touche LLP, whose reports, along with the BFA’s financial statements and related notes, are included in the BFA’s annual report, which is available by request and is incorporated by reference herein.

Financial Highlights (1)

		(Loss) income from investment operations(2)
	Net asset value, beginning of period	Net Investment income	Net (losses) Gains on securities (both realized and unrealized)	Total from Investment operations	Dividends (from net Investment income)	Net asset value, end of period	Total return (3) (4)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers	Ratio of expenses to average net assets after reimbursements/ waivers (4)	Ratio of net income to average net assets (4)
Class A:
Six months ended 6/30/2009(5)	$10.76	$.29	$.45	$.74	$(.29)	$11.21	7.06%	$25,722	.67%(6)	.67%(6)	5.41%(6)
Year ended 12/31/2008	13.06	.70	(2.25)	(1.55)	(.75)	$10.76	(12.24)	21,987.65		.63	5.76
Year ended 12/31/2007	13.32	.69	(.25)	.44	(.70)	$13.06	3.37	24,898.63		.61	5.22
Year ended 12/31/2006	13.22	.67	.09	.76	(.66)	$13.32	5.88	20,670.65		.62	5.07
Year ended 12/31/2005	13.65	.62	(.36)	.26	(.69)	$13.22	1.94	17,738.65		.62	4.60
Year ended 12/31/2004	13.51	.61	.16	.77	(.63)	$13.65	5.85	15,822.65		.65	4.54

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4) This column reflects the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. During some of the periods shown, Capital Research and Management Company reduced fees for investment advisory services.

(5)Unaudited.
(6)Annualized.

Year ended December 31
	Six months ended June 30, 2009 (5)	2008	2007	2006	2005	2004
Portfolio turnover rate	47%	57%	58%	53%	50%	45%

12.	AMERICAN FUNDS JOINT PROXY STATEMENT

Capital Research and Management Company and each of the funds it advises have applied to the U.S. Securities and Exchange Commission for an exemptive order that would give Capital Research and Management Company the authority to use, upon approval of the fund’s board, its management subsidiaries and affiliates to provide day-to-day investment management services to the fund, including making changes to the management subsidiaries and affiliates providing such services. BFA’s shareholders approved this arrangement at a meeting of BFA’s shareholders on November 24, 2009. There is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority, if granted, under an exemptive order.

In addition, BFA shareholders approved other proposals at the meeting, including the election of board members, reorganizing the fund into a Delaware statutory trust, amending the fund's fundamental policies and amending its investment advisory and service agreement. The fund expects to implement these proposals in 2010; however, CRMC may delay implementation of one or more of these proposals to a time that is more advantageous to BFA and its shareholders.

THE BOARD RECOMMENDS

A VOTE “FOR” THE PROPOSED REORGANIZATION.

II. VOTING INFORMATION

This Combined Proxy Statement/Prospectus is being provided in connection with the solicitation of proxies by the Board of Trustees of the Fund to solicit your vote for the proposed Reorganization at a Special Meeting of the shareholders of the Fund.  The Special Meeting will be held at the offices of Capital Research and Management Company, One Market, Spear Tower, 39th floor, San Francisco, California, 94105, on January 27, 2010, at 2 p.m. Pacific Standard Time.

You may vote by completing and signing the enclosed proxy ballot and mailing it to us in the prepaid return envelope (if mailed in the United States) or by attending the Special Meeting in person.

You may revoke a proxy once it is given.  If you want to revoke a proxy, you must submit a subsequent proxy or a written notice of revocation to the Fund.  You may also give written notice of revocation in person at the Special Meeting.  Each properly executed proxy received in time for the Special Meeting will be voted as specified in the proxy, or, if no specification is made, FOR each proposal.

Only shareholders of record on November 18, 2009 (the “Record Date”), are entitled to receive notice of and to vote at the Special Meeting or at any adjournment thereof.  Each whole share of the Fund held as of the close of business on the Record Date is entitled to one vote and each fractional share is entitled to a proportionate fractional vote at the Fund’s Special Meeting.

A majority of the shareholders of the Fund entitled to vote must be present in person or by proxy to constitute a quorum for the Fund.  When a quorum is present, the affirmative vote of the lesser of (1) 50% or more of the Fund’s outstanding shares or (2) 67% or more of the voting securities present in person or by proxy is required to approve the Reorganization.

If a quorum of shareholders of the Fund is not present at the Special Meeting, or if a quorum is present but sufficient votes to approve the proposal described in this Combined Proxy Statement/Prospectus with respect to the Fund are not received, the persons named as proxies may, but are under no obligation to, propose one or more adjournments of the Special Meeting for the Fund to permit further solicitation of proxies.  Any business that might have been transacted at the Special Meeting with respect to the Fund may be transacted at any such adjourned session(s) at which a quorum is present.  The Fund’s Special Meeting may be adjourned from time to time by a majority of the votes of the Fund properly cast upon the question of adjourning the Special Meeting to another date and time, whether or not a quorum is present, and the Special Meeting may be held as adjourned without further notice.  The persons named in the proxy will vote in favor of such adjournment those shares that they are entitled to vote in favor of the Reorganization if such adjournment is necessary to obtain a quorum or to obtain a favorable vote on the Reorganization. The persons named in the proxy will vote against adjournment those shares that they are entitled to vote if the shareholder proxies instruct the persons named in the proxy to vote against the Reorganization.  The votes may be counted and proposal approved at a Special Meeting for the Fund, including an adjourned meeting.

All proxies voted, including abstentions and broker non-votes (shares held by brokers or nominees where the underlying holder has not voted and the broker does not have discretionary authority to vote the shares), will be counted toward establishing a quorum.  In addition, under the rules of the New York Stock Exchange if a broker has not received instructions from beneficial owners or persons entitled to vote and the proposal to be voted upon may “affect substantially” a shareholder’s rights or privileges, the broker may not vote the shares as to that proposal even if it has discretionary voting power.  As a result, such shares also will be treated as broker non-votes for purposes of proposals that may “affect substantially” a shareholder’s rights or privileges (but will not be treated as broker non-votes for other proposals, including adjournment of the Special Meeting).

Abstentions and broker non-votes will be treated as shares voted against the reorganization.  Treating broker non-votes as votes against the reorganization can have the effect of causing shareholders who choose not to participate in the proxy vote to prevail over shareholders who cast votes or provide voting instructions to their brokers or nominees.  In order to prevent this result, the Fund may request that selected brokers or nominees refrain from returning proxies on behalf of shares for which voting instructions have not been received from beneficial owners or persons entitled to vote.  The Fund also may request that selected brokers or nominees return proxies on behalf of shares for which voting instructions have not been received if doing so is necessary to obtain a quorum.

The Reorganization will be approved only if a sufficient number of votes are cast “FOR” the proposal.  If shareholders of the Fund do not vote to approve the Reorganization, the Board of Trustees of the Fund will consider other possible courses of action with respect to the Fund.

A shareholder of the Fund who objects to the proposed Reorganization will not be entitled under either Delaware law or the Fund’s Trust Instrument to demand payment for, or an appraisal of, his or her shares.  Shareholders, however, should be aware that the Reorganization as proposed is not expected to result in recognition of gain or loss to shareholders for federal income tax purposes.  If the Reorganization is completed, shareholders will be free to redeem the shares of BFA that they receive in the transaction at their then current NAV.  Shares of the Fund may be redeemed at any time prior to the consummation of the Reorganization at their current NAV.  Shareholders of the Fund may wish to consult their tax advisors as to any different consequences of redeeming their shares prior to the Reorganization or exchanging such shares in the Reorganization.

A.	METHOD AND COST OF SOLICITATION

This Combined Proxy Statement/Prospectus is being sent to you in connection with the solicitation of proxies by the Board of Trustees of the Fund for use at the Special Meeting.  The Fund expects that the solicitation of proxies will be primarily by mail.  The solicitation may also include email or oral communications by certain employees of CRMC, who will not be paid for these services.  The Fund does not expect to incur any solicitation costs.

B.	RIGHT OF REVOCATION

Any shareholder of the Fund giving a proxy may revoke it before it is exercised at the Fund’s Special Meeting, either by providing written notice to the Fund, by submission of a later-dated and duly executed proxy or by voting in person at the Special Meeting.  If not so revoked, the votes will be cast at the Special Meeting and any postponements or adjournments thereof.  Attendance by a shareholder at the Special Meeting does not, by itself, revoke a proxy for that Special Meeting.

C.	VOTING SECURITIES AND PRINCIPAL HOLDERS

Shareholders of the Fund at the close of business on the Record Date will be entitled to be present and vote at the Special Meeting.  Each share is entitled to one vote.  As of the Record Date the Fund had 3,186,662.82 shares outstanding.

As of October 31, 2009 shareholders of record and/or beneficial owners (to the Fund’s knowledge) who owned five percent or more of the Fund’s shares are set forth below:

Name and Address	Ownership	Ownership percentage
Scholarship America Saint Peter, MN	Record	10.43%
Facey Medical Foundation Mission Hills, CA	Record	9.86
Capital Guardian Trust Company Personal Investment Management Account Irvine, CA	Record	6.02%

As of October 31, 2009, the Officers and Trustees of the Fund, as a group, owned of record and beneficially less than 1% of the outstanding voting securities the Fund.

D.	INTEREST OF CERTAIN PERSONS IN THE REORGANIZATION

A beneficial owner of 25% or more of a voting security of the Fund is presumed to have “control” of the Fund for purposes of the 1940 Act, absent a determination to the contrary by the SEC.  A person who controls the Fund could have effective control over the outcome of matters submitted to a vote of shareholders of the Fund.  Based on the information provided above, as of October 31, 2009, no person owned a controlling interest in the Fund.

III. FURTHER INFORMATION ABOUT THE FUND AND BFA

Shareholder reports, proxy statements, registration statements and other information filed by the Fund and BFA may be inspected without charge and copied at the public reference facilities maintained by the SEC at 100 F Street, N.E., Washington, DC 20549, and at the following regional offices of the SEC:  Northeast Regional Office, 3 World Financial Center, Suite 400, New York, New York 10281; Southeast Regional Office, 801 Brickell Avenue, Suite 1800, Miami, Florida 33131; Midwest Regional Office, 175 West Jackson Boulevard, Suite 900, Chicago, Illinois 60604; Central Regional Office, 1801 California Street, Suite 1500, Denver, Colorado 80202; and Pacific Regional Office, 5670 Wilshire Boulevard, Suite 1100, Los Angeles, California 90036.  Copies of such materials may also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, DC 20549 at prescribed rates.  Shareholder reports, prospectuses and statements of additional information for the Fund and BFA are also available free of charge by calling American Funds Service Company at 1-800-421-0180.

IV. MISCELLANEOUS MATTERS

A.	OTHER BUSINESS

The Board of Trustees of the Fund knows of no other business to be brought before the Special Meeting.  If any other matters come before the Fund’s Special Meeting, the Board of Trustees of the Fund intends that proxies that do not contain specific restrictions to the contrary will be voted on those matters in accordance with the judgment of the persons named in the enclosed form of proxy.

B.	NEXT MEETING OF SHAREHOLDERS

The Fund is not required and does not intend to hold annual or other periodic meetings of shareholders except as required by the 1940 Act.  By observing this policy, the Fund seeks to avoid the expenses customarily incurred in the preparation of proxy material and the holding of shareholder meetings, as well as the related expenditure of staff time.  If the Reorganization is not completed, the next meeting of the shareholders of the Fund will be held at such time as the Board of Trustees of the Fund may determine or at such time as may be legally required.  Any shareholder proposal intended to be presented at such meeting must be received by the Fund at its office at a reasonable time before the Fund begins to print and mail its proxy, as determined by the Board of Trustees of the Fund, to be included in the Fund’s proxy statement and form of proxy relating to that meeting, and must satisfy all other legal requirements.

C.	LEGAL MATTERS

Certain legal matters in connection with the tax consequences of the Reorganization will be passed upon by Bingham McCutchen LLP.

D.	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of the Fund for the year ended July 31, 2009, contained in the Fund’s 2009 Annual Report to Shareholders, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, which are incorporated herein by reference and have been so incorporated in reliance upon the report of such firm given on their authority as experts in accounting and auditing.

By Order of the Board of Trustees of Endowments -- Bond Portfolio

/s/ Patrick F. Quan
Patrick F. Quan
Vice President and Secretary

Dated:  December 2, 2009
APPENDIX A

FORM OF PROXY CARD

ENDOWMENTS – BOND PORTFOLIO

Proxy Solicited on Behalf of the Board of Trustees
for the Meeting of Shareholders to be held January 27, 2010

The undersigned hereby appoints Kristine M. Nishiyama, Robert G. O'Donnell and Patrick F. Quan, and each of them, his/her true and lawful agents and proxies with full power of substitution to represent the undersigned at the Meeting of Shareholders to be held at the offices of Capital Research and Management Company, One Market, Spear Tower, 39th floor, San Francisco, California, on January 27, 2010, at 2 p.m. Pacific Time, and any adjournments or postponements thereof on all matters coming before said meeting.

Please mark, sign, date and return this proxy.  When properly completed, it will be voted exactly as you instruct.  If you sign and return this proxy, without otherwise completing it, your shares will be voted FOR the proposals.

(Signature of shareholder representative)

(Date)	(Please sign shareholder name as it appears below)

SHAREHOLDER:

Number of shares

1.
To approve a proposed Agreement and Plan of Reorganization and Liquidation (the “Agreement”) between the Fund and The Bond Fund of America, Inc. (“BFA”).  The Agreement contemplates the transfer to BFA of all the assets of the Fund in exchange solely for Class A shares of common stock of BFA and the assumption by BFA of all of the Fund’s liabilities.  The Agreement further contemplates the distribution of such shares to the shareholders of the Fund, and the liquidation and dissolution of the Fund.

[  ] FOR                           [  ] AGAINST                                      [  ] ABSTAIN

________________________________________________________________________

VOTE VIA MAIL OR IN PERSON IMPORTANT Shareholders can help avoid the necessity of sending follow-up letters by promptly signing and returning this Proxy. PLEASE SIGN AND DATE BEFORE MAILING.

APPENDIX B

FORM OF

AGREEMENT AND PLAN OF REORGANIZATION AND LIQUIDATION

THIS AGREEMENT AND PLAN OF REORGANIZATION AND LIQUIDATION (the “Agreement”) is dated this _____ day of ________________, 2009, by and between Endowments, a Delaware business trust, on behalf of its  Endowments -- Bond Portfolio series (the “Acquired Fund”), and The Bond Fund of America, Inc. (the “Acquiring Fund”), a Maryland corporation.

W I T N E S S E T H:

WHEREAS, the parties hereto are each open-end registered investment companies; and

WHEREAS, the parties hereto desire to provide for the acquisition by the Acquiring Fund of all of the assets of the Acquired Fund solely in exchange for the Class A shares of common stock (par value $.001) (“Class A Shares”) of the Acquiring Fund and the assumption of the known and disclosed liabilities of the Acquired Fund, and for the distribution of such shares immediately thereafter by such Acquired Fund pro rata to its shareholders in complete liquidation of such Acquired Fund and complete cancellation of the shares of the Acquired Fund;

NOW, THEREFORE, in consideration of the mutual promises herein contained, the parties agree as follows:

1.           The parties hereto hereby adopt this Agreement, pursuant to section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”), with respect to the following plan of reorganization:  the reorganization will be comprised of the acquisition by the Acquiring Fund of all of the assets of the Acquired Fund, which will be retained by the Acquiring Fund for the benefit of its shareholders, solely in exchange for Class A Shares of the Acquiring Fund and the assumption by the Acquiring Fund of all of the known and disclosed liabilities of the Acquired Fund, followed by the distribution of such Acquiring Fund Class A Shares to the shareholders of the Acquired Fund in exchange for their shares of the Acquired Fund, and the liquidation and dissolution of the Acquired Fund all upon and subject to the terms of the Agreement hereinafter set forth.

The share transfer books of the Acquired Fund shall be permanently closed on or before the Closing Date (as hereinafter defined) and only redemption requests made by shareholders of the Acquired Fund pursuant to Section 22(e) of the Investment Company of 1940, as amended (the “1940 Act”) received in proper form on or prior to the close of business on such date shall be fulfilled by the Acquired Fund. Redemption requests received by the Acquired Fund on or after the Closing Date shall be treated as requests for the redemption of the Class A Shares of the Acquiring Fund to be distributed to the shareholder of such Class A Shares as provided in Section 5. Nothing contained herein shall be construed to prevent the Acquired Fund from closing the fund to new investments at an earlier date, as determined by the Acquired Fund.

2.           On the Closing Date, all of the assets of the Acquired Fund on that date shall be delivered to the Acquiring Fund and all of the known and disclosed liabilities of the Acquired Fund shall be assumed by the Acquiring Fund; and the number of Class A Shares of the Acquiring Fund having an aggregate value equal to the aggregate value of the net assets of the Acquired Fund shall be transferred and delivered to the Acquired Fund.

3.           The net asset value of Class A Shares of the Acquiring Fund and the value of the net assets of the Acquired Fund to be transferred shall in each case be determined as of the close of business of the New York Stock Exchange on the Closing Date.  The computation of the net asset value of the Class A Shares of the Acquiring Fund and the shares of the Acquired Fund shall be done in the manner used by the Acquiring Fund and the Acquired Fund, respectively, in the computation of such net asset value per share as set forth in their respective prospectuses.  The methods used by the Acquiring Fund in such computation shall be applied to the valuation of the assets of the Acquired Fund to be transferred to the Acquiring Fund.

The Acquired Fund shall declare on the Closing Date, a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the Acquired Fund’s shareholders all of the Acquired Fund’s investment company taxable income as defined in Section 852(b) of the Code for taxable years ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid) and all of its net capital gain, if any, realized in taxable years ending on or prior to the Closing Date (after reduction for any capital loss carryforward) (the “RIC dividend”).

4.           The closing shall be at the office of Capital Research and Management Company, 333 South Hope Street, Los Angeles, CA 90071, at the close of business on February 19, 2010, or at such other time, date or place as the parties may designate or as provided below (the “Closing Date”).

If on or prior to the Closing Date either party has, pursuant to the 1940 Act or any rule, regulation or order thereunder, suspended the redemption of its shares or postponed payment therefor, the Closing Date shall be postponed until the first business day after the date when both parties have ceased such suspension or postponement; provided, however, that if such suspension shall continue for a period of 60 days beyond the Closing Date, then the other party to this Agreement shall be permitted to terminate this Agreement without liability to either party for such termination.

5.           As soon as practicable on or after the Closing Date, the Acquired Fund shall distribute to those persons who were shareholders of the Acquired Fund on the Closing Date the Class A Shares of the Acquiring Fund received by the Acquired Fund pursuant to this Agreement in liquidation of the Acquired Fund and cancellation of the outstanding shares of the Acquired Fund.  For the purpose of the distribution by the Acquired Fund of the Class A Shares of the Acquiring Fund to its shareholders, the Acquiring Fund shall promptly cause its transfer agent to credit an appropriate number of Class A Shares of the Acquiring Fund to each shareholder of the Acquired Fund for each share that such shareholder held in the Acquired Fund, in accordance with a list (the “Shareholder List”) of its shareholders received from the Acquired Fund.  No certificates for Class A Shares of the Acquiring Fund will be issued in connection with the reorganization contemplated hereby.

The Shareholder List shall indicate, as of the Closing Date, the name and address of each shareholder of the Acquired Fund, indicating his or her share balance.  The Acquired Fund agrees to supply the Shareholder List to the Acquiring Fund on the Closing Date.

6.           As soon as practicable, and in any event within one year after the closing, the Acquired Fund shall (a) effect its dissolution with the proper state authorities, terminate its registration under the 1940 Act and file a final annual report on Form N-SAR with the Securities and Exchange Commission under the 1940 Act; and (b) either pay or make provision for payment of all of its liabilities not transferred to the Acquiring Fund, if any, and taxes, if any.

7.           Subsequent to the date of approval by shareholders of the Acquired Fund of the transactions contemplated by this Agreement and prior to the Closing Date, the Acquiring Fund and the Acquired Fund shall coordinate as to their respective portfolios so that, after the closing, the Acquiring Fund will be in compliance with all of its investment policies and restrictions.  At the time of delivery of its portfolio securities for examination as provided in Section 8, the Acquired Fund shall provide to the Acquiring Fund a copy of a list setting forth the securities then owned by the Acquired Fund and the respective adjusted federal income tax basis thereof, including any additional information relevant to the characterization of such securities or distributions thereon in the hands of the Acquiring Fund.

8.           Portfolio securities or written evidence acceptable to the Acquiring Fund of record ownership thereof by The Depository Trust Company or through the Federal Reserve Book Entry System or any other depository approved by the Acquired Fund pursuant to Rule 17f-4 under the 1940 Act shall be presented by the Acquired Fund to the Acquiring Fund or, at its request, to its custodian, for examination no later than five business days preceding the Closing Date, and shall be delivered, or transferred by appropriate transfer or assignment documents, by the Acquired Fund on the Closing Date to the Acquiring Fund, duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof in accordance with the custom of brokers and shall be accompanied by all necessary state transfer stamps, if any, or a check for the appropriate purchase price thereof.  The cash delivered, if any, shall be in the form of certified or bank cashiers checks, by bank wire payable to the order of the Acquiring Fund, or such other method as agreed to by the Acquiring Fund and the Acquired Fund prior to the Closing Date.  The number of Class A Shares of the Acquiring Fund being delivered against the securities and cash of the Acquired Fund, registered in the name of the Acquired Fund, shall be delivered to the Acquired Fund on the Closing Date.  Such Class A Shares shall thereupon be assigned by the Acquired Fund to its shareholders so that the Class A Shares of the Acquiring Fund may be distributed as provided in Section 5.

If, at the Closing Date, the Acquired Fund is unable to make delivery under this Section 8 to the Acquiring Fund of any of its portfolio securities or cash for the reason that any of such securities purchased by the Acquired Fund, or the cash proceeds of a sale of portfolio securities, prior to the Closing Date have not yet been delivered to it or the Acquired Fund’s custodian, then the delivery requirements of this Section 8 with respect to such undelivered securities or cash shall be waived and the Acquired Fund shall deliver to the Acquiring Fund by or on the Closing Date with respect to said undelivered securities or cash executed copies of an agreement or agreements of assignment in a form reasonably satisfactory to the Acquiring Fund, together with such other documents, including a due bill or due bills and brokers’ confirmation slips as may reasonably be required by the Acquiring Fund.

9.           The Acquiring Fund shall assume those liabilities, expenses, costs, charges and reserves reflected on a Statement of Assets and Liabilities of the Acquired Fund, prepared on behalf of the Acquired Fund, as of the Closing Date, in accordance with generally accepted accounting principles consistently applied from the prior audit period.  The Acquiring Fund shall also assume any known or disclosed liabilities incurred by or on behalf of the Acquired Fund specifically arising from or relating to the operations and/or transactions of the Acquired Fund prior to and including the Closing Date which are not reflected on the Statement of Assets and Liabilities of the Acquired Fund described herein.

10.           The obligations of the Acquiring Fund hereunder shall be subject to the following conditions:

A.           The Board of Trustees of the Acquired Fund shall have authorized the execution of this Agreement and the shareholders of the Acquired Fund shall have approved the transactions contemplated herein, and the Acquired Fund shall have furnished to the Acquiring Fund copies of resolutions to that effect; such shareholder approval shall have been by the vote of the holders of a majority of the outstanding voting securities of the Acquired Fund entitled to vote at a meeting for which proxies have been solicited by the Combined Proxy Statement/Prospectus (as hereinafter defined).

B.           The representations and warranties of the Acquired Fund contained herein shall be true and correct in all material respects at and as of the Closing Date.

C.           On the Closing Date, the Acquired Fund shall have provided to the Acquiring Fund information regarding the amount of the capital loss carry-over, net operating loss, and net unrealized appreciation or depreciation, if any, with respect to the Acquired Fund as of the Closing Date.

D.           A registration statement filed by the Acquiring Fund under the Securities Act of 1933 (the “1933 Act”) on Form N-14 and containing the Combined Proxy Statement/Prospectus shall have become effective under the 1933 Act.

E.           The Acquiring Fund shall have received an opinion, dated the Closing Date, of Bingham McCutchen LLP, to the same effect as the opinion contemplated by Section 11C of this Agreement.

11.           The obligations of the Acquired Fund hereunder shall be subject to the following conditions:

A.           The shareholders of the Acquired Fund shall have approved the transactions contemplated by this Agreement.

B.           The representations and warranties of the Acquiring Fund contained herein shall be true and correct in all material respects at and as of the Closing Date.

C.           The Acquired Fund shall have received an opinion from Bingham McCutchen LLP to the effect that, subject to certain representations of the Acquired Fund and the Acquiring Fund, to be delivered on the Closing Date, for federal income tax purposes:

(a)           The Acquired Fund’s transfer of all of its assets to the Acquiring Fund solely in exchange for Class A Shares of the Acquiring Fund and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, followed by the Acquired Fund’s distribution of Class A Shares of the Acquiring Fund to the Acquired Fund’s shareholders as part of the liquidation of the Acquired Fund will qualify as a “reorganization” within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund will each be “a party to a reorganization” within the meaning of Section 368(b) of the Code;

(b)           No gain or loss will be recognized by the shareholders of the Acquired Fund upon the exchange of shares of the Acquired Fund for the Class A Shares of the Acquiring Fund as part of the reorganization;

(c)           The Acquired Fund will not recognize gain or loss upon the transfer of all of its assets to the Acquiring Fund solely in exchange for Class A Shares of the Acquiring Fund and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund except for (A) any gain or loss that may be recognized with respect to contracts subject to Section 1256 of the Code, (B) any gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code and (C) any other gain or loss that may be required to be recognized as a result of the closing of the Acquired Fund’s taxable year or upon the transfer of a portfolio security regardless of whether such transfer would otherwise be a non-taxable transaction under the Code;

(d)           The Acquiring Fund will not recognize gain or loss upon its receipt of all of the Acquired Fund’s assets solely in exchange for Class A Shares of the Acquiring Fund and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund;

(e)           The basis of the Class A Shares of the Acquiring Fund received by the shareholders of the Acquired Fund in the reorganization will be the same as the basis in the shares of the Acquired Fund surrendered in exchange therefor;

(f)           The holding period of the Class A Shares of the Acquiring Fund received in exchange for Acquired Fund shares by the shareholders of the Acquired Fund will include the period that the shareholders of the Acquired Fund held the Acquired Fund shares surrendered in exchange therefor, provided that such Acquired Fund shares are held by the shareholders as capital assets on the date of the exchange;

(g)           The tax basis of the Acquired Fund’s assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Acquired Fund immediately prior to the transaction, increased by the amount of gain (or decreased by the amount of loss), if any, recognized by the Acquired Fund upon the transfer; and

(h)           The holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund, other than assets with respect to which gain or loss is required to be recognized in the transaction, will include the period during which those assets were held by the Acquired Fund (except where investment activities of the Acquiring Fund have the effect of reducing or eliminating the holding periods of assets).

12.           The Acquired Fund hereby represents and warrants to the Acquiring Fund that:

(a)           Its Board of Trustees has authorized the execution of this Agreement;

(b)           The financial statements of the Acquired Fund as of July 31, 2009, heretofore furnished to the Acquiring Fund, present fairly the financial position, results of operations,  changes in net assets, and total liabilities of the Acquired Fund as of that date, in conformity with accounting principles generally accepted in the United States of America applied on a basis consistent with the preceding year; and from July 31, 2009, through the date hereof, there have not been, and through the Closing Date there will not be, any material adverse change in the business or financial condition of the Acquired Fund, it being agreed that a decrease in the size of the Acquired Fund due to a diminution in the value of its portfolio and/or redemption of its shares shall not be considered a material adverse change;

(c)           The prospectus contained in the Acquired Fund’s registration statement under the 1940 Act and the 1933 Act, dated October 1, 2009, as amended and supplemented, is true, correct and complete, conforms to the requirements of the 1940 Act and the 1933 Act and does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and the Acquired Fund’s registration statement, as amended, was, as of the date of the filing of the last post-effective amendment thereto, true, correct and complete, conformed to the requirements of the 1940 Act and the 1933 Act and did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

(d)           There is no material contingent liability of the Acquired Fund and no material legal, administrative, or other proceeding or investigation pending or, to the knowledge of the Acquired Fund, threatened against the Acquired Fund, that is not reflected in such prospectus;

(e)           Except as set forth in this Agreement there are no material contracts outstanding to which the Acquired Fund is a party other than those ordinary in the conduct of its business;

(f)           The Acquired Fund is a validly existing Delaware business trust;

(g)           All federal and other tax returns and reports of the Acquired Fund required by law to be filed have been timely filed, and all federal and other taxes shown as due on such returns and reports have been timely paid and to the best of the knowledge of the Acquired Fund no such return is currently under audit and no assessment has been proposed or asserted with respect to such returns.

(h)           The Acquired Fund is a separate series of Endowments that is treated as a corporation separate from any and all other series of Endowments under Section 851(g) of the Code. For each taxable year of its operation (including the current taxable year, assuming the current year ends on the Closing Date), the Acquired Fund has met (or will meet) the requirements of Subchapter M of Chapter 1 of the Code for qualification and treatment as a “regulated investment company,” has elected to be treated as such, and has been (or will be) eligible to compute and has computed (or will compute) its federal income tax under Section 852 of the Code. For each taxable year of its operation (including the current taxable year, assuming the taxable year ends on the Closing Date), the Acquired Fund has distributed (or will distribute) substantially all of (a) its investment company taxable income (as defined in the Code) (computed without regard to any deduction for dividends paid), (b) the excess of its interest income excludable from gross income under Section 103(a) of the Code, if any, over its deductions disallowed under Section 265 and Section 171(a)(2) of the Code, and (c) any net capital gain (as defined in the Code) (after reduction for any allowable capital loss carryover) that has accrued or been recognized, respectively, through the Closing Date such that for all tax periods ending on or before the Closing Date (and treating the current taxable year as ending on the Closing Date) the Acquired Fund will not have any unpaid tax liability under Section 852 of the Code. For each calendar year of its operation (including the calendar year that includes the Closing Date), the Acquired Fund has made (or will make) such distributions as are necessary so that for all calendar years ending on or before the Closing Date, and for the calendar year that includes the Closing Date, the Acquired Fund will not have any unpaid tax liability under Section 4982 of the Code.

(i)           The Acquired Fund will transfer to the Acquiring Fund assets representing at least 90 percent of the fair market value of the net assets and 70 percent of the gross assets held by the Acquired Fund immediately prior to the transaction contemplated by this Agreement. In calculating these percentages, amounts used by the Acquired Fund to pay its reorganization expenses and all redemptions and distributions (other than redemptions and distributions required pursuant to Section 22(e) of the 1940 Act or to enable the Acquired Fund to qualify as a regulated investment company) made by the Acquired Fund immediately prior to the transfer and which are part of the plan of reorganization will be considered as assets held by the Acquired Fund immediately prior to the transfer;

(j)           The Acquired Fund will distribute the Class A Shares of the Acquiring Fund and any other property it receives in the transaction contemplated by this Agreement, and its other properties, in pursuance of this Agreement;

(k)           The Acquired Fund’s liabilities assumed by the Acquiring Fund and the liabilities to which the transferred assets of the Acquired Fund are subject were incurred in the ordinary course of its business;

(l)           The Acquired Fund is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;

(m)           As soon as practicable, but in no event later than 12 months following the date that all of the assets are transferred to the Acquiring Fund, the Acquired Fund will be dissolved under state law;

(n)           The fair market value of the assets of the Acquired Fund transferred to the Acquiring Fund will equal or exceed the sum of the liabilities assumed by the Acquiring Fund plus the amount of liabilities, if any, to which the transferred assets are subject;

(o)           The sum of the liabilities of the Acquired Fund to be assumed by the Acquiring Fund and the expenses of the transaction do not and will not exceed twenty percent of the fair market value of the assets of the Acquired Fund on the Closing Date;

13.           The Acquiring Fund hereby represents and warrants to the Acquired Fund that:

(a)           Its Board of Directors has authorized the execution of this Agreement and the transactions contemplated hereby, and has furnished to the Acquired Fund copies of resolutions to that effect;

(b)           The financial statements of the Acquiring Fund as of December 31, 2008, heretofore furnished to the Acquired Fund, present fairly the financial position, results of operations, and changes in net assets of the Acquiring Fund, as of that date, in conformity with accounting principles generally accepted in the United States of America applied on a basis consistent with the preceding year; and from December 31, 2008, through the date hereof, there have not been, and through the Closing Date there will not be, any material adverse changes in the business or financial condition of the Acquiring Fund, it being understood that a decrease in the size of the Acquiring Fund due to a diminution in the value of its portfolio and/or redemption of its Class A Shares shall not be considered a material or adverse change;

(c)           The prospectus contained in the Acquiring Fund’s registration statement under the 1940 Act and the 1933 Act, dated March 1, 2009, as amended and supplemented, is true, correct and complete, conforms to the requirements of the 1940 Act and the 1933 Act and does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.  The Acquiring Fund’s registration statement, as amended, was, as of the date of the filing of the last post-effective amendment, true, correct and complete, conformed to the requirements of the 1940 Act and the 1933 Act and did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

(d)           There is no material contingent liability of the Acquiring Fund and no material, legal, administrative, or other proceedings or investigations pending or, to the knowledge of the Acquiring Fund, threatened against the Acquiring Fund, not reflected in such prospectus;

(e)           Except as set forth in this Agreement there are no material contracts outstanding to which the Acquiring Fund is a party other than those ordinary in the conduct of its business and there are no outstanding options or rights to acquire its Class A Shares;

(f)           The Acquiring Fund is a validly existing Maryland corporation and has all necessary and material federal, state and local authorizations to own all its properties and assets and to carry on its business as now being conducted; the Class A Shares of the Acquiring Fund which the Acquiring Fund issues to the Acquired Fund pursuant to this Agreement will be duly authorized, validly issued, fully-paid and non-assessable; the Class A Shares will conform to the description thereof contained in the Acquiring Fund’s registration statement, and will be duly registered under the 1933 Act and the states where registration is required; and the Acquiring Fund is duly registered under the 1940 Act and such registration has not been revoked or rescinded and is in full force and effect;

(g)           The Class A Shares of the Acquiring Fund constitute voting stock for purposes of Sections 368(a)(1)(C) and 368(c) of the Code;

(h)           For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Fund has met (or will meet) the requirements of Subchapter M of Chapter 1 of the Code for qualification and treatment as a “regulated investment company,” has elected to be treated as such, and has been (or will be) eligible to compute and has computed (or will compute) its federal income tax under Section 852 of the Code. For each taxable year of its operation ending prior to the Closing Date, the Acquiring Fund will have distributed (or will distribute pursuant to the provisions of Section 855 of the Code) substantially all of (a) its investment company taxable income (as defined in the Code) (computed without regard to any deduction for dividends paid), (b) the excess of its interest income excludable from gross income under Section 103(a) of the Code, if any, over its deductions disallowed under Section 265 and Section 171(a)(2) of the Code, and (c) any net capital gain (as defined in the Code) (after reduction for any capital loss carryover) such that for all tax periods ending prior to the Closing Date the Acquiring Fund will not have any unpaid tax liability under Section 852 of the Code. For each calendar year of its operation ending prior to the Closing Date, the Acquiring Fund will have made such distributions as are necessary so that for all calendar years ending prior to the Closing Date the Acquiring Fund will not have any unpaid tax liability under Section 4982 of the Code;

(i)           The Acquiring Fund has no plan or intention (i) to sell or dispose of any of the assets transferred by the Acquired Fund, except for dispositions made in the ordinary course of business or dispositions necessary to maintain its status as a regulated investment company or (ii) to acquire or redeem any of the Class A Shares of the Acquiring Fund issued in the Reorganization either directly or through any transaction, agreement or arrangement with any other person, other than redemptions that the Acquiring Fund, in the ordinary course of its business as a series of an open-end investment company, makes when its shares are presented to it for redemption pursuant to Section 22(e) of the 1940 Act;

(j)           After consummation of the transactions contemplated by the Agreement, the Acquiring Fund will continue to operate its business in a substantially unchanged manner;

(k)           Following the transactions contemplated by this Agreement, the Acquiring Fund will continue the historic business of the Acquired Fund or use a significant portion of the Acquired Fund’s historic business assets in a business; and

14.           Each party hereby represents to the other that:

(a)           No broker or finder has been employed by such party with respect to this Agreement or the transactions contemplated hereby;

(b)           The information concerning such party in the Combined Proxy Statement/Prospectus will not, as of its date, contain any untrue statement of a material fact or omit to state a fact necessary to make the statements concerning it therein not misleading and that the financial statements concerning it will present the information shown fairly in accordance with generally accepted accounting principles consistently applied;

(c)           This Agreement is valid, binding and enforceable against such party in accordance with the terms and that the execution, delivery and performance of this Agreement will not result in any violation of, or be in conflict with, any provision of any charter, by-laws, contract, agreement, judgment, decree or order to which it is subject or to which it is a party;

(d)           The fair market value of the Class A Shares of the Acquiring Fund received by each shareholder of the Acquired Fund will be approximately equal to the fair market value of the shares of the Acquired Fund surrendered in the exchange; and

(e)           There is no intercorporate indebtedness existing between such party and the Acquiring Fund that was issued, acquired, or will be settled at a discount.

15.           The Acquiring Fund shall prepare and file a registration statement under the 1933 Act on Form N-14 which shall contain a combined proxy statement and prospectus contemplated by Rule 145 under the 1933 Act with respect to the transactions contemplated by this Agreement and shall be accompanied by any prospectus and/or report to shareholders of the Acquiring Fund that is required to be included with the materials mailed to shareholders with respect to such transactions (collectively the “Combined Proxy Statement/Prospectus”).   Each party shall use its best efforts to have such registration statement declared effective and to supply such information concerning itself for inclusion in the Combined Proxy Statement/Prospectus as may be necessary or desirable.

16.           The obligations of each party under this Agreement shall be subject to the right of such party to abandon and terminate this Agreement without liability if the other party breaches any material provision of this Agreement or if any material legal, administrative or other proceeding shall be instituted or threatened between the date of this Agreement and the Closing Date (i) seeking to restrain or otherwise prohibit the transactions contemplated hereby and/or (ii) asserting a material liability of either party not disclosed on the date hereof, which proceeding has not been terminated or the threat thereof removed prior to the Closing Date.

17.           All prior or contemporaneous agreements and representations (written or oral) are merged into this Agreement, which constitutes the entire contract between the parties hereto and may not be changed or terminated orally.

18.           This Agreement may be amended, modified or supplemented in writing at any time by mutual consent of the parties hereto, notwithstanding approval hereof by the shareholders of the Acquired Fund, provided that no such amendment shall have a material adverse effect on the interests of the shareholders of the Acquired Fund after their approval hereof without their further approval.

19.           At any time prior to the Closing Date, a party may waive compliance with any of the provisions made for its benefit contained herein by executing a written acknowledgement of such waiver.

20.           Except as specified in the next sentence of this Section 20, the representations, warranties and covenants of the Acquiring Fund and the Acquired Fund contained in this Agreement or in any document delivered pursuant hereto or in connection herewith with respect to the reorganization of the Acquired Fund shall not survive the closing of such reorganization.  The covenants of the Acquiring Fund and the Acquired Fund to be performed after the Closing Date with respect to the reorganization of the Acquired Fund shall survive the closing of such reorganization.

21.           The parties acknowledge and agree that this Agreement has been made and executed on behalf of the Acquired Fund and the Acquiring Fund and is not executed or made by the officers or Trustees of the Acquired Fund or the officers or Directors of the Acquiring Fund individually, but only as officers and Trustees/Directors under the Acquired Fund’s Declaration of Trust or the Acquiring Fund’s Articles of Incorporation and that the obligations of the Acquired Fund and the Acquiring Fund hereunder are not binding upon any of the Trustees, Directors, officers or shareholders of the Acquired Fund or the Acquiring Fund individually, but bind only the estate of the Acquiring Fund or the Acquired Fund, as appropriate.

22.           This Agreement shall be governed by and construed in accordance with the laws of the State of New York, without giving effect to principles of conflicts of laws.

23.           Any notice, report, statement or demand required or permitted by any provision of this Agreement shall be in writing and shall be delivered by personal delivery, commercial delivery service or registered or certified mail, return receipt requested, or sent by telefacsimile, and addressed as follows:

To the Acquired Fund:
Endowments -- Bond Portfolio
One Market
Steuart Tower, Suite 1800
San Francisco, California 94105
Attn: Patrick F. Quan/Vice President and Secretary

To the Acquiring Fund:
The Bond Fund of America, Inc.
333 South Hope Street
Los Angeles, California 90071
Attn: Kimberly S. Verdick/Secretary

24.           This Agreement may be executed in several counterparts, each of which shall be deemed an original, but all taken together shall constitute one Agreement.  The rights and obligations of each party pursuant to this Agreement shall, however, not be assignable.

[SIGNATURES APPEAR ON FOLLOWING PAGE]

IN WITNESS WHEREOF, each of the parties has caused this Agreement to be executed by its officers thereunto duly authorized on the date first set forth above.

ENDOWMENTS

on behalf of the Endowments -- Bond Portfolio

By:
Name:
Title:

THE BOND FUND OF AMERICA, INC.

By:
Name:
Title:

APPENDIX C

COMPARISON OF INVESTMENT POLICIES

The following is a list of the fundamental and certain non-fundamental policies of BFA and the Fund. BFA shareholders approved a proposal to amend the fund's fundamental policies on November 24, 2009. BFA expects to implement these proposals in 2010; however, CRMC may delay implementation of one or more of the proposals to a time that is more advantageous to BFA and its shareholders. A comparison of the policies approved by shareholders to the polices of the Fund is also included below.

The Bond Fund of America, Inc.

All percentage limitations stated in the following policies are considered at the time securities are purchased and are based on BFA’s net assets unless otherwise indicated. Policies involving a maximum percentage of assets will not be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by BFA. In managing BFA, BFA’s investment adviser may apply more restrictive policies than those listed below.

Fundamental Policies.  BFA has adopted the following fundamental policies and investment restrictions, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the 1940 Act, as the vote of the lesser of (a) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities.

1.
Diversification. BFA may not, with respect to 75% of the fund’s total assets, purchase the security of any issuer (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities), if as a result, (a) more than 5% of the fund’s total assets would be invested in securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

2.
Concentration. BFA may not concentrate its investments in a particular industry, as that term is used in the 1940 Act and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

3.	Invest for Management or Control. BFA may not invest in companies for the purpose of exercising control or management.

4.
Real Estate. BFA may not buy or sell real estate in the ordinary course of its business; however, the fund may invest in debt securities secured by real estate or interests therein or issued by companies, including real estate investment trusts, which invest in real estate or interests therein.

5.
Commodities. BFA may not buy or sell commodities or commodity contracts in the ordinary course of its business, provided, however, that this shall not prohibit the fund from purchasing or selling currencies including forward currency contracts.

6.	Illiquid Securities. BFA may not invest more than 15% of the value of its net assets in securities that are illiquid.

7.
Underwriting. BFA may not engage in the business of underwriting of securities of other issuers, except to the extent that the disposal of an investment position may technically constitute the fund an underwriter as that term is defined under the 1933 Act.

8.
Lending. BFA may not make loans in an aggregate amount in excess of 10% of the value of the fund's total assets, taken at the time any loan is made, provided, (i) that the purchase of debt securities pursuant to the fund's investment objectives and entering into repurchase agreements maturing in seven days or less shall not be deemed loans for the purposes of this restriction, and (ii) that loans of portfolio securities as described under "Loans of Portfolio Securities," in the Statement of Additional Information shall be made only in accordance with the terms and conditions therein set forth.

9.
Short Selling. BFA may not sell securities short, except to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short. Notwithstanding this restriction, the fund has no current intention (at least during the next 12 months) to sell securities short to the extent the fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short.

10.	Purchasing Securities at Margin. BFA may not purchase securities at margin.

11.	Borrowing. BFA may not borrow money except from banks for temporary or emergency purposes, not in excess of 5% of the value of the fund's total assets.

Non-fundamental Policies.  BFA has adopted the following non-fundamental investment policies, which may be changed by action of the Board of Directors without shareholder approval:

1.	BFA may not issue senior securities, except as permitted by the 1940 Act.

2.	BFA may not invest in securities of other investment companies, except as permitted by the 1940 Act.

3.	BFA may not acquire securities of open-end investment companies or unit investment trusts registered under the 1940 Act in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

Comparison of the Fund’s Investment Policies and BFA’s Policies

	Fundamental Policies of Endowments -- Bond Portfolio	Bond Fund of America Policy	Discussion of BFA’s policy
1.
The Fund may not invest in a security if, as a result of such investment, more than 25% of its total assets would be invested in the securities of issuers in any particular industry, except that the restriction does not apply to securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (or repurchase agreements with respect thereto).
		See fundamental policy 2 above.	BFA’s policy is substantially the same as the Fund’s policy.
2.
The Fund may not make loans, but this limitation does not apply (i) to purchases of debt securities, loan participations, or the entry into of repurchase agreements, or (ii) to loans of portfolio securities if, as a result, no more than 33 1/3% of a fund’s total assets would be on loan to third parties.
		See fundamental policy 8 above.	BFA’s policy is more restrictive than required by law.
3.
The Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (this shall not prevent the fund from investing in securities or other instruments backed by real estate, or the securities of companies engaged in the real estate business).
		See fundamental policy 4 above.	BFA’s policy is substantially the same as the Fund’s policy.
4.
The Fund may not purchase or sell commodities or commodities contracts. This restriction shall not prohibit the Fund, subject to restrictions described in the Fund’s prospectus and statement of additional information, from purchasing, selling or entering into futures contracts options on futures contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency-related hedging instrument, including swap agreements and other derivative instruments, subject to compliance with applicable provisions of the federal securities and commodities laws.
		See fundamental policy 5 above.	BFA’s policy is substantially the same as the Fund’s policy.
5.	The Fund may not issue senior securities, except as permitted under the Investment Company Act of 1940, as amended.	See non-fundamental policy 1 above.	BFA’s policy is substantially the same as the Fund’s policy.
6.	The Fund may not borrow money, except temporarily for extraordinary or emergency purposes, in an amount not exceeding 5% of its total assets at the time of such borrowing.	See fundamental policy 11 above.	BFA’s policy is substantially the same as the Fund’s policy.
7.
The Fund may not, with respect to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer, or acquire more than 10% of the voting securities of any one issuer. These limitations do not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.
		See fundamental policy 1 above.	BFA’s policy is substantially the same as the Fund’s policy.
8.
The Fund may not engage in the business of underwriting securities of other issuers, except to the extent that a fund may be deemed an underwriter under the Securities Act of 1933, as amended, in disposing of portfolio securities.
		See fundamental policy 7 above.	BFA’s policy is substantially the same as the Fund’s policy.

	Non-Fundamental Policies of Endowments -- Bond Portfolio	Bond Fund of America Policy	Discussion of BFA’s policy
1.	The Fund may not invest in other companies for the purpose of exercising control or management.	See fundamental policy 3 above.	BFA’s policy is substantially the same as the Fund’s policy.
2.	The Fund may not purchase puts or calls.	n/a	BFA has not adopted a similar policy.
3.	The Fund may not invest in securities of other investment companies, except as permitted by the Investment Company Act of 1940, as amended.	See non-fundamental policy 2 above.	BFA’s policy is substantially the same as the Fund’s policy.
4.	The Fund may not invest more than 15% of its total assets in securities that are not readily marketable.	See fundamental policy 6 above.	BFA’s policy is substantially the same as the Fund’s policy.

On November 24, 2009, BFA shareholders approved a proposal to amend the fund’s fundamental policies. BFA does not expect to implement these policies until sometime in 2010; however, CRMC may delay implementation of any part of the proposal to a time that is more advantageous to BFA and its shareholders. The following section summarizes the fundamental policies approved by BFA shareholders and their differences from the polices of Endowments – Bond Portfolio.

1.           Borrowing. BFA may not borrow money except as permitted by (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

2.           Senior Securities. BFA may not issue senior securities except as permitted by (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

3.           Underwriting. BFA may not underwrite the securities of other issuers except as permitted by (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

4.           Real Estate or Commodities. BFA may not purchase or sell real estate or commodities except as permitted by (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

5.           Lending. BFA may not make loans except as permitted by (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

6.           Concentration. Except as permitted by (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction, BFA may not purchase the securities of any issuer if, as a result of such purchase, the fund’s investments would be concentrated in any particular industry.

Comparison of the Fund’s Investment Policies and the Policies recently approved by BFA shareholders

	Fundamental Policies of Endowments -- Bond Portfolio	Bond Fund of America Policy	Discussion of BFA’s policy
1.
The Fund may not invest in a security if, as a result of such investment, more than 25% of its total assets would be invested in the securities of issuers in any particular industry, except that the restriction does not apply to securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (or repurchase agreements with respect thereto).
		See new fundamental policy 6 above.	BFA’s policy is substantially the same as the Fund’s policy.
2.
The Fund may not make loans, but this limitation does not apply (i) to purchases of debt securities, loan participations, or the entry into of repurchase agreements, or (ii) to loans of portfolio securities if, as a result, no more than 33 1/3% of a fund’s total assets would be on loan to third parties.
		See new fundamental policy 5 above.	BFA’s policy is substantially the same as the Fund’s policy.
3.
The Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (this shall not prevent the fund from investing in securities or other instruments backed by real estate, or the securities of companies engaged in the real estate business).
		See new fundamental policy 4 above.	BFA’s policy is substantially the same as the Fund’s policy.
4.
The Fund may not purchase or sell commodities or commodities contracts. This restriction shall not prohibit the Fund, subject to restrictions described in the Fund’s prospectus and statement of additional information, from purchasing, selling or entering into futures contracts options on futures contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency-related hedging instrument, including swap agreements and other derivative instruments, subject to compliance with applicable provisions of the federal securities and commodities laws.
		See new fundamental policy 4 above.	BFA’s policy is substantially the same as the Fund’s policy.
5.	The Fund may not issue senior securities, except as permitted under the Investment Company Act of 1940, as amended.	See new fundamental policy 2 above.	BFA’s policy is substantially the same as the Fund’s policy.
6.	The Fund may not borrow money, except temporarily for extraordinary or emergency purposes, in an amount not exceeding 5% of its total assets at the time of such borrowing.	See new fundamental policy 1 above.	BFA’s policy is substantially the same as the Fund’s policy.
7.
The Fund may not, with respect to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer, or acquire more than 10% of the voting securities of any one issuer. These limitations do not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.
		See new fundamental policy 6 above.	The Fund’s policy is more restrictive than required by law.
8.
The Fund may not engage in the business of underwriting securities of other issuers, except to the extent that a fund may be deemed an underwriter under the Securities Act of 1933, as amended, in disposing of portfolio securities.
		See new fundamental policy 3 above.	BFA’s policy is substantially the same as the Fund’s policy.

APPENDIX D

SUMMARY COMPARISON OF GOVERNING DOCUMENTS AND
DELAWARE AND MARYLAND STATE LAW

The following is only a discussion of certain principal differences between the governing documents for Endowments -- Bond Portfolio (the “Fund”), a series of Endowments, the business trust being reorganized (the “Trust”), and The Bond Fund of America, Inc., the acquiring Maryland corporation (“BFA”), and is not a complete description of the Trust’s or BFA’s governing documents. Further information about the Trust’s and BFA’s current organizational structure is contained in the Trust’s or BFA’s prospectus and governing documents, respectively, and in relevant state law.

Please note that on November 24, 2009, shareholders of BFA approved a proposal to reorganize BFA as a Delaware statutory trust. The reorganization is scheduled to occur sometime in 2010; however, CRMC may delay implementation of any part of the proposal to a time that is more advantageous to BFA and its shareholders. A summary of the differences between the governing documents of the Trust and the governing documents of BFA upon reorganization is included at the end of this Appendix D.

Organization and Capital Structure

The Trust is a Delaware business trust (a “DBT”). A DBT is an unincorporated association organized under the Delaware Statutory Trust Act (the “Delaware Statute”). The Trust’s operations are governed by its Trust Instrument (the “Trust Instrument”) and its By-Laws (the “Trust By-Laws”), and its business and affairs are managed under the supervision of its Board of Trustees.  The Fund’s shares of beneficial interest have a par value of $0.01 and the Trust Instrument authorizes the issuance of an unlimited number of shares by the board of Trustees. These shares will have the rights, powers and duties set forth in the Trust Instrument or as specified in resolutions of the Trust’s Board of Trustees.

BFA is a Maryland corporation. A Maryland corporation is an entity organized under the Maryland General Corporation Law (the “Maryland Statute”).  BFA’s operations are governed by its Articles of Incorporation (the “Articles”) and its By-Laws (the “BFA By-Laws”), as they may have been amended from time to time. The business and affairs of BFA are managed under the supervision of its Board of Directors.  The shares of common stock issued by BFA have a par value of $0.001.  The Articles authorize the issuance of 5,000,000,000 shares of common stock and authorize the shares be divided into separate and distinct series or classes.  These series and classes have the rights, powers and duties set forth in the Articles or as specified in resolutions of the Fund’s Board of Directors.

Governing Law

The Delaware Statute allows for a trust to be governed by its governing documents, but also provides specified default provisions.  Moreover, to the extent provisions in the Trust Instrument and Trust By-Laws are addressed by rules and principles established under Delaware corporation law and the laws governing other Delaware business entities (such as limited partnerships and limited liability companies), the Delaware courts may look to such other laws to help interpret provisions of the Trust Instrument and Trust By-Laws.

The Maryland Statute is a corporate statute with stringent requirements imposed upon corporations organized in that state. Under the Maryland Statute, certain fund transactions, such as mergers, certain reorganizations and liquidations, are subject to mandatory shareholder votes. The Maryland Statute also has certain record date, notice, quorum and adjournment provisions.

Meetings of Shareholders and Voting Rights

Neither the Trust Instrument nor the Trust By-Laws require the Fund to hold an annual shareholders’ meeting. Rather, the Board of Trustees decides whether and when shareholder meetings will be held.  The Trust By-Laws provide that notice of any shareholders’ meeting shall be mailed to shareholders at least 10 days before such meeting and that any shareholders’ meeting may be adjourned to a later date without further notice.  The Trust By-Laws also provide that the Board of Trustees may fix a record date for a shareholders’ meeting that is not more than 120 days prior to such meeting.

The Trust Instrument provides that one third of the outstanding shares entitled to vote shall constitute a quorum at a shareholders’ meeting. The Trust Instrument provides that shareholders are entitled to one vote for each whole share that they own, and a proportionate fractional vote for each fractional share that they hold. With respect to any matter that affects only the interests of some but not all series of the Trust, or where otherwise required by the 1940 Act, only the shareholders of the affected series shall be entitled to vote on the matter. When a quorum is present at a meeting, a majority of the shares voted shall decide any questions and a plurality of votes shall elect a trustee, except when a larger vote is required by any provision of the Trust’s governing documents or by applicable law.  The Trust Instrument provides that shareholders shall have the power to vote on: (1) the election and removal of trustees; (2) any investment advisory contract and; (3) such additional matters relating to the Fund as may be required by law or the Trust Instrument or the Trust Bylaws or any registration of the Trust with the SEC or the state or as the Trustees may consider necessary or desirable. There is no cumulative voting in the election of trustees under the Trust Instrument.  The Trust Instrument also provides that shareholders shall be entitled to vote on the termination or reorganization of the Trust or any of its series. The quorum requirement for a shareholder meeting regarding a termination or reorganization of the Trust or its series is a majority of shares entitled to vote on the matter. A termination or reorganization of the Trust or its series must be approved by the vote of the lesser of (a) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities.

Neither the Maryland Statute, the Articles nor the BFA By-Laws require BFA to hold an annual shareholders’ meeting. The BFA By-Laws provide that a shareholders’ meeting must be held when certain actions are required to be taken by shareholders under the 1940 Act, or at other times as may be determined by BFA’s Board of Directors.

The BFA By-Laws provide that, except when a larger quorum is required by applicable law, the holders of a majority of the stock of BFA entitled to vote at a shareholders’ meeting shall constitute a quorum. Each shareholder is entitled to one vote for each full share of stock that they hold, and a proportionate fractional vote for each fractional share of stock that they hold. The Articles also provide that shareholders of a particular series or class shall have exclusive voting rights with respect to any matter submitted to a vote of shareholders that affects only the holders of that series or class, in accordance with applicable law.

The BFA By-Laws provide that, in addition to those matters upon which shareholders are entitled to vote under relevant law, shareholders have the power to vote on any matter submitted to a vote of shareholders by the Board of Directors. Subject to any legal requirements for a different vote, in all matters other than the election of directors, shareholders may approve a proposal by a majority of votes cast. Directors are elected by a plurality of votes cast.

Liability of Shareholders

Consistent with the Delaware Act, the Trust Instrument provides that no Trust shareholder, as such, shall be subject to any personal liability whatsoever to any person in connection with the property, acts, obligations or affairs of the Trust.

BFA’s Articles provide that shareholders shall not be liable for and their property shall not be subject to claim, levy or other encumbrance on account of the debts and liabilities of BFA. The Maryland Statute provides that a shareholder of a Maryland corporation generally is not obligated to the Maryland corporation or its creditors with respect to the stock, except to the extent that the consideration for the stock has not been paid.

Liability among Series

The Delaware Statute does not contain statutory provisions addressing series or class liability with respect to multi-series or multi-class investment companies. The Trust Instrument provides that the assets and liabilities of a particular series shall be separate from any other series. The Trust Instrument requires that all persons extending credit to, contracting with, or having any claim against a particular series of a fund shall look only to the assets of that particular series for payment of the credit, contract or claim.

BFA’s Articles provide that the assets belonging to each particular class or series of BFA shall be charged with the liabilities of that class or series.  The Articles also provide for the allocation of liabilities among the series or classes of stock, as applicable, by the Board of Directors if such liabilities are not readily identifiable as pertaining to a particular series. The Maryland Statute provides that, in the case of a Maryland corporation registered as an investment company under the 1940 Act that has established multiple series or classes of stock, liabilities of a particular series or class are only enforceable against the assets of that series or class, and not against the assets of the corporation generally or any other series or class of stock.

Dividends and Distributions

The Trust Instrument provides that the shareholders of any series or class of the Trust shall be entitled to receive dividends and distributions when, if and as declared by the Board of Trustees.

The Articles provide that dividends and distributions may be paid to shareholders of each series or class, as applicable, in such amounts as may be declared from time to time by the Board of Directors of BFA.

For BFA and the Trust, dividends and distributions may be paid in cash or in kind, and the respective Boards may retain such amounts as they may deem necessary or desirable for the conduct of BFA’s or the Trust’s affairs.

Election of Trustees; Terms; Removal

Under the Trust Instrument, each trustee of the Trust shall hold office during the existence of the Trust and until its termination unless the trustee dies, resigns, is removed, retires or is otherwise incapacitated. Under the Trust Instrument, any trustee may be removed, by the vote of two-thirds of the shares of the Trust at any meeting of the shareholders of the Trust or by action of two-thirds of the number of trustees of the Trust prior to such removal, specifying the date when such removal shall become effective.

The BFA By-Laws provide that each director of BFA shall serve until his or her resignation, death, disability, or until his or her successor is elected and qualifies. The Articles provide that directors may be removed with or without cause by a vote of the Board of Directors in accordance with the BFA By-Laws and the Maryland Statute. The BFA By-Laws provide that directors may be removed by a majority vote of shareholders at a meeting where a quorum is present.

There is no cumulative voting for the election of directors of BFA or trustees of the Trust. The governing instruments for BFA and the Trust provide a mechanism for the respective Boards to fill vacancies.

Liability of Trustees and Officers; Indemnification

The Trust Instrument provides that a trustee when acting in such capacity shall not be personally liable to any person other than the Trust or a beneficial owner for any act, omission or obligation of the Trust or any trustee. It further provides that a trustee shall not be liable for any act or omission or any conduct whatsoever in his or her capacity as trustee, except by reason of his or her willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Trust Instrument requires the Trust to indemnify, to the fullest extent permitted under the Trust Instrument and applicable law, each of its trustees and officers, and provides that it may indemnify its employees and agents, against all liabilities and expenses actually and reasonably incurred in connection with any proceeding arising out of or in connection with his or her service to the Trust. It provides that there shall be no indemnification for any action, suit or other proceeding brought by reason of a person’s willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Maryland Statute provides that a director of a Maryland corporation who performs his or her duties in accordance with certain standards of conduct is generally immune from liability. The standards of conduct set forth in the Maryland Statute provide that a director shall perform his or her duties: (1) in good faith; (2) in a manner he or she reasonably believes to be in the best interests the corporation; and (3) with the care that an ordinarily prudent person in a like position would use under similar circumstances.

BFA’s Articles specifically provide that nothing in the Articles or in the BFA By-Laws shall be deemed to protect any director or officer of BFA against any liability to BFA or to its security holders to which he would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

BFA’s Articles and BFA’s By-Laws provide that BFA shall indemnify its directors, officers and representatives to the extent permitted by law. The Maryland Statute authorizes indemnification of directors and officers of a Maryland corporation with regard to any threatened, pending or completed legal action, suit or proceeding. Under the Maryland Statute, indemnification is mandatory if a director or officer has been successful on the merits or otherwise in the defense of any proceeding covered by the Maryland Statute. Mandatory indemnification covers all reasonable expenses incurred. Under the Maryland Statute, indemnification is permissive unless it is established that: (1) the act or omission of the director or officer was material to the matter giving rise to the proceeding and was committed in bad faith or was the result of active and deliberate dishonesty; (2) the director or officer actually received an improper personal benefit in money, property or services; or (3) in the case of a criminal proceeding, the director or officer had reasonable cause to believe his or her conduct was unlawful. However, if the proceeding was a derivative action, no indemnification will be made if the individual is adjudged to be liable to the corporation unless approved by a court, in which case indemnification is limited to expenses.

Preemptive, Dissenter’s and Other Rights

The Trust Instrument provides that no shareholder shall have any preemptive or other right to subscribe to any additional shares or other securities issued by the Trust or the trustees or any series thereof.

BFA's Articles provide that no shareholder shall have any right to purchase or subscribe for any shares of the capital stock of BFA or any class thereof.

Amendments to Organizational Documents

The Trust Instrument may be amended or restated at any time the Trust’s Board of Trustees. Shareholders have the right to vote on any amendment that would affect their right to vote, to change the amendment provisions of the Trust Instrument that is required by law or the Trust’s registration statement and on any amendment submitted to them by the Trustees.  The Trust’s By-Laws may be amended, restated or repealed or new By-Laws may be adopted by a vote of the majority of the shares outstanding and entitled to vote or by a vote of the majority of the Trust’s Board of Trustees, provided a shareholder vote is not required by law.

The Articles may be amended at any time by a vote of a majority of BFA’s Board of Directors and, if legally required, by approval of the amendment by shareholders. BFA’s By-Laws may be amended, by the shareholders or by majority vote of the entire Board of Directors.

Inspection Rights

The trustees of the Trust shall from time to time determine whether, and to what extent, and at what time and places, and under what conditions and regulations the accounts and books of the Trust shall be open for inspection of the shareholders. No shareholder shall have any right of inspecting any account or book or document of the Trust except as conferred by law or authorized by the Trustees or by resolution of the shareholders.

A shareholder of a Maryland Corporation may, during normal business hours, inspect and copy the by-laws, minutes, annual reports and certain other corporate documents on file at the corporation’s principal office. In addition, the Maryland Statute provides that any person who has held at least five percent (5%) of any class of a corporation’s stock for at least six (6) months is entitled to request certain other documents relating to the corporation’s affairs. The corporation shall prepare and make such information available within twenty (20) days after a qualifying shareholder request is made.

Dissolution and Termination

Under the Trust Instrument, the Trust’s the Board of Trustees may, subject to a vote of the majority of the Trust’s shareholders, or a majority of the shareholders of any series affected by the matter, sell, convey, or convert into money all or substantially all of the assets of the Trust or a series thereof. The Trust Instrument provides that upon making reasonable provision for the payment of all liabilities the Trustees shall distribute the remaining proceeds or assets of each series ratably among shareholders of the series. The Trust Instrument further provides that upon completion of the distribution of remaining proceeds or assets the Trust or series shall terminate and the Trustees and the Trust shall be discharged of any and all further liabilities and duties and the right, title and interest of all parties with respect to the Trust or series shall be cancelled and discharged.

The Articles provide that BFA shall have perpetual existence. Under the Maryland Statute, the board of directors of a Maryland corporation may dissolve the corporation by resolution of a majority of the board of directors that declares that the dissolution is advisable. A vote of a majority of all votes entitled to be cast on the proposed dissolution is required to approve the dissolution. In addition, the Maryland Statute provides that shareholders of a corporation entitled to cast at least twenty-five percent (25%) of all the votes that may be cast in the election of directors may petition a court of equity for an involuntary dissolution of the corporation on certain enumerated grounds set forth in the Maryland Statute (including, among other things, failure of the shareholders to elect directors).

Derivative Actions

Neither the Trust Instrument nor the Trust’s By-Laws contain specific provisions with regard to derivative actions. Under the Delaware Statute, a shareholder may bring a derivative action if trustees with authority to do so have refused to bring the action or if a demand upon the trustees to bring the action is not likely to succeed. The Delaware Statute provides that a shareholder may bring a derivative action only if the shareholder is a shareholder at the time the action is brought and (1) was a shareholder at the time of the transaction complained about, or (2) acquired the status of shareholder by operation of law or the trust’s governing instrument from a person who was a shareholder at the time of the transaction.  Under the Delaware Statute, a shareholder’s right to bring a derivative action may also be subject to additional standards and restrictions set forth in the trust’s governing instrument.

Neither the Articles nor BFA’s By-Laws contain specific provisions with regard to derivative actions. Maryland courts recognize derivative actions even in the absence of a specific statute or court rule. Under Maryland law, in order to bring a derivative action, a stockholder (or his predecessor if he became a stockholder by operation of law) must be a stockholder: (1) at the time of the acts or omissions complained about; (2) at the time the action is brought and (3) until the completion of the litigation. A derivative action may be brought by a stockholder if a demand upon the board of directors to bring the action is improperly refused or if a request upon the board of directors would be futile.

SUMMARY COMPARISON OF GOVERNING DOCUMENTS OF BFA AFTER BFA IS REORGANIZED AS A DELAWARE STATUTORY TRUST

On November 24, 2009, shareholders of BFA approved a proposal to reorganize the fund into a Delaware statutory trust. BFA plans to implement this proposal in 2010; however, the investment adviser may delay implementation of any part of the proposal to a time that is more advantageous for the fund and its shareholders. The following is only a discussion of certain aspects of the governing documents of BFA once the fund is reorganized into a Delaware statutory trust, and is not a complete description of the governing documents. Further information about BFA’s organizational structure will be contained in BFA’s prospectus and governing documents once the reorganization is complete. Relevant state law also contains additional information.

Organization and Capital Structure

BFA will be reorganized as a Delaware statutory trust (a “DE Trust”). A DE Trust is an unincorporated association organized under the Delaware Statutory Trust Act (the “Delaware Act”). A DE Trust’s operations are governed by its Agreement and Declaration of Trust (the “DE Trust’s Declaration”) and its By-Laws (the “DE Trust’s By-Laws”), and its business and affairs are managed under the supervision of its Board of Trustees. The Trust’s shares of beneficial interest are issued without par value and the DE Trust’s Declaration authorizes the issuance of an unlimited number of shares, which may be divided into separate and distinct series or classes. These series and classes will have the rights, powers and duties set forth in the DE Trust’s Declaration or as specified in resolutions of the DE Trust’s Board of Trustees. The DE Trust’s series and classes will be identical to those currently maintained by BFA.

Governing Law

The Delaware Act allows for a trust to be governed by its governing documents, but also provides specified default provisions. Moreover, to the extent provisions in the DE Trust’s Declaration and By-Laws are addressed by rules and principles established under Delaware corporation law and the laws governing other Delaware business entities (such as limited partnerships and limited liability companies), the Delaware courts may look to such other laws to help interpret provisions of the DE Trust’s Declaration and By-Laws. Applying this body of law to the operation of the DE Trust should prove beneficial because these laws are extensively developed and business-oriented. In addition, Delaware’s Chancery Court is dedicated to business law matters, which means that the judges tend to be more specialized and better versed in the nuances of the law that will be applied to the DE Trust. These legal advantages make more certain the resolution of legal controversies and help to reduce legal costs resulting from uncertainty in the law.

Meetings of Shareholders and Voting Rights

Neither BFA’s Agreement and Declaration of Trust (the “BFA Declaration”) nor BFA’s By-Laws require annual shareholders’ meetings. BFA’s Declaration authorizes the calling of a shareholders’ meeting by the chairman of the Board or the trustees to take action on any matter deemed necessary or desirable by the Board of Trustees and also provides that a shareholders’ meeting shall be called by any trustee at the request of holders of 10% or more of the outstanding shares. BFA’s Declaration provides that shareholders shall be given notice of a shareholders’ meeting at least ten business days before the meeting and that a shareholders’ meeting may be adjourned to a later date without further notice to shareholders. BFA’s Declaration also provides that the Board of Trustees may fix a record date for a shareholders’ meeting that is not more than one hundred twenty days prior to such meeting.

BFA’s Declaration provides one-third of the outstanding shares of BFA (or a series or class, as applicable) entitled to vote at a meeting, which are present in person or represented by proxy, shall constitute a quorum at the meeting, except when there is a legal requirement for a larger quorum. BFA’s Declaration provides that each full share of BFA is entitled to one vote and each fractional share is entitled to a fractional vote. All shares of BFA entitled to vote on a matter shall vote in the aggregate without differentiation between shares of separate series or classes. With respect to any matter that affects only the interests of some but not all series or classes, or where otherwise required by the 1940 Act, only the shareholders of the affected series or classes shall be entitled to vote on the matter. Subject to any legal requirements for a different vote, in all matters other than the election of trustees, shareholders may approve a proposal by a majority of votes cast. Trustees are elected by a plurality of votes cast. Where a separate vote by series or class is required, these voting requirements apply to those separate votes. BFA’s Declaration provides that BFA’s shareholders will have the right to vote on the election of trustees in order to comply with the provisions of the 1940 Act, for the removal of trustees in compliance with BFA’s Declaration, certain amendments to BFA’s Declaration or as the trustees of BFA may consider necessary or desirable. There is no cumulative voting for any matter.

Liability of Shareholders

Consistent with the Delaware Act, BFA’s Declaration provides that no BFA shareholder, as such, shall be subject to any personal liability whatsoever to any person in connection with the property, acts, obligations or affairs of BFA.

Liability Among Series

BFA’s Declaration also provides that each series of BFA shall be separate and distinct from any other series of BFA and shall hold and account for the assets and liabilities belonging to any series separately from the assets and liabilities of BFA or any other series. It further provides that each class of a series of the BFA shall be separate and distinct from any other class of that series. BFA currently has one series with multiple share classes.

Dividends and Distributions

BFA’s Declaration provides that the shareholders of any series or class of BFA shall be entitled to receive dividends and distributions when, if and as declared by its Board of Trustees, and that the right of BFA’s shareholders to receive dividends or other distributions on shares of any class may be set forth in a plan adopted by BFA’s Board of Trustees pursuant to the 1940 Act. For BFA, dividends and distributions may be paid in cash or in kind, and the Board may retain such amounts as they may deem necessary or desirable for the conduct of BFA’s affairs

Election of Trustees; Terms; Removal

Under BFA’s Declaration, each trustee of BFA shall hold office during the existence of BFA and until its termination unless the trustee dies, resigns, is removed, retires or is otherwise incapacitated. Under BFA’s Declaration, any trustee may be removed, with or without cause, by the vote of two-thirds of the shares of BFA at any meeting called for that purpose or with cause by action of two-thirds of the remaining trustees of BFA.

There is no cumulative voting for the election of trustees of any of BFA. The governing instrument of BFA provides a mechanism for the Board to fill vacancies.

Liability of Trustees and Officers; Indemnification

BFA’s Declaration provides that any person who is or was a trustee, officer, employee or other agent of BFA shall be entitled to protection against personal liability for the obligations of BFA, except for the person’s own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties (“Disabling Conduct”). It further provides that, except for the person’s own Disabling Conduct, these persons shall not be responsible or liable for any act or failure to act of any other agent of BFA or BFA’s investment adviser or principal underwriter to the fullest extent that limitations of liability are permitted by the Delaware Act.

BFA’s Declaration requires it to indemnify, to the fullest extent permitted under applicable law, each of its trustees, former trustees, and officers, and provides that it may indemnify its employees and agents, against all liabilities and expenses actually and reasonably incurred in connection with the defense or disposition of any action, suit or other proceeding. It provides that there shall be no indemnification for any action, suit or other proceeding brought by reason of a person’s own Disabling Conduct.

Preemptive, Dissenter’s and Other Rights

BFA’s Declaration provides that no shareholder shall have any preemptive or other right to subscribe for new or additional authorized but unissued shares or other securities issued by BFA or any series thereof and shareholders shall have no right to demand payment for their shares or any other rights of dissenting shareholders in a transaction that normally gives rise to such rights.

Amendments to Organizational Documents

BFA’s Declaration may be amended or restated at any time by a majority of the BFA’s Board of Trustees. Shareholders have the right to vote on any amendment that would affect their right to vote, to change the amendment provisions of BFA’s Declaration or as required by the 1940 Act. BFA’s By-Laws may be amended, restated or repealed or new by-laws may be adopted by a majority of BFA’s Board of Trustees.

Inspection Rights

BFA’s By-Laws provide that pursuant to the Delaware Act, the trustees of BFA shall from time to time determine whether, and to what extent, and at what time and places, and under what conditions and regulations the accounts and books of BFA shall be open for inspection of the shareholders.

Dissolution and Termination

Under BFA’s Declaration, BFA, or one of its series or classes, may be dissolved by the Board of Trustees at any time by written notice to BFA’s, series’ or class’ shareholders. BFA’s Declaration provides that when BFA or one of its series has dissolved, its Board of Trustees shall pay or make reasonable provision to pay all known claims and obligations, including those that are contingent, conditional and unmatured. BFA’s Declaration further provides that any remaining assets of the dissolved fund or its series shall be distributed to the shareholders of BFA or its series, as applicable, ratably according to the number of outstanding shares of BFA or its series held of record by the shareholders on the dissolution distribution date.

Derivative Actions

Under the Delaware Act, a shareholder may bring a derivative action if trustees with authority to do so have refused to bring the action or if a demand upon the trustees to bring the action is not likely to succeed. The Delaware Act provides that a shareholder may bring a derivative action only if the shareholder is a shareholder at the time the action is brought and (1) was a shareholder at the time of the transaction at issue, or (2) acquired the status of shareholder by operation of law or the DE Trust’s governing instrument from a person who was a shareholder at the time of the transaction at issue. Under the Delaware Act, a shareholder’s right to bring a derivative action may also be subject to additional standards and restrictions set forth in the DE Trust’s governing instrument. BFA’s Declaration provides that a shareholder may bring a derivative action on behalf of BFA only if holders of at least twenty percent of the outstanding shares of BFA, or an affected series or class, join in bringing the suit and the shareholder first makes a pre-suit demand upon the Board of Trustees to bring the action, unless the pre-suit demand is excused. It provides that a pre-suit demand shall only be excused if a majority of the Board of Trustees, or a majority of any committee established to consider the merits of the action, has a material personal financial interest in the action at issue. BFA’s Declaration further provides that a trustee shall not be deemed to have a material personal financial interest in an action solely by virtue of receiving payment for serving on the Board of Trustees of BFA or of one or more other investment companies with the same or an affiliated investment adviser or underwriter, the trustee was identified as a potential defendant or witness, the trustee approved the act being challenged or the trustee is a shareholder of BFA.

PART B

STATEMENT OF ADDITIONAL INFORMATION

RELATING TO THE ACQUISITION OF ASSETS OF ENDOWMENTS -- BOND PORTFOLIO

BY AND IN EXCHANGE FOR CLASS A SHARES OF COMMON STOCK OF

THE BOND FUND OF AMERICA, INC.

333 South Hope Street

Los Angeles, California 90071

800/421-0180

This Statement of Additional Information, relating specifically to the proposed acquisition of all of the assets of Endowments -- Bond Portfolio (the “Fund”) by The Bond Fund of America, Inc. (“BFA”), consists of this cover page and the following described documents, each of which is incorporated by reference herein:

The Statement of Additional Information of Endowments dated October 1, 2009;

The Statement of Additional Information of BFA dated May 1, 2009, as supplemented to date;

The Annual Report of Endowments for the year ended July 31, 2009, and the Semi-Annual Report of Endowments for the six months ended January 31, 2009; and

The Annual Report of The Bond Fund of America, Inc. for the year ended December 31, 2008, and the Semi-Annual Report of The Bond Fund of America, Inc. for the six months ended June 30, 2009.

This Statement of Additional Information is not a prospectus.  A Combined Proxy Statement/Prospectus dated December 2, 2009, relating to the above-referenced transaction has been filed with the Securities and Exchange Commission and may be obtained, without charge, by writing to the secretary of the Fund at One Market, Steuart Tower San Francisco, California 94120-7650 or the secretary of BFA at 333 South Hope Street, Los Angeles, California 90071or by calling American Funds Service Company, toll free, at 1-800-421-0180.  This Statement of Additional Information relates to, and should be read in conjunction with, such Combined Proxy Statement/Prospectus, and has been incorporated by reference into the Combined Proxy Statement/Prospectus.

The date of this Statement of Additional Information is December 2, 2009.

PART C

OTHER INFORMATION

Item 15.	Indemnification

The Registrant is a joint-insured party under Investment Adviser/Mutual Fund Errors and Omissions Policies, which insure its officers and directors against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

Subsection (b) of Section 2-418 of the General Corporation Law of Maryland empowers a corporation to indemnify any person who was or is party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the corporation) by reason of the fact that he is or was a director, officer, employee or agent of the corporation or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation or enterprise, against reasonable expenses (including attorneys' fees), judgments, penalties, fines and amounts paid in settlement actually incurred by him in connection with such action, suit or proceeding unless it is proved that: (i) the act or omission of the person was material to the cause of action adjudicated in the proceeding and was committed in bad faith or was the result of active and deliberate dishonesty; (ii) the person actually received an improper personal benefit of money, property or services; or (iii) with respect to any criminal action or proceeding, the person had reasonable cause to believe his act or omission was unlawful.

Indemnification under subsection (b) of Section 2-418 may not be made by a corporation unless authorized for a specific proceeding after a determination has been made that indemnification is permissible in the circumstances because the party to be indemnified has met the standard of conduct set forth in subsection (b). This determination shall be made (i) by the Board of Directors by a majority vote of a quorum consisting of directors not, at the time, parties to the proceeding, or, if such quorum cannot be obtained, then by a majority vote of a committee of the Board consisting solely of two or more directors not, at the time, parties to such proceeding and who were duly designated to act in the matter by a majority vote of the full Board in which the designated directors who are parties may participate; (ii) by special legal counsel selected by the Board of Directors of a committee of the Board by vote as set forth in subparagraph (i), or, if the requisite quorum of the full Board cannot be obtained therefore and the committee cannot be established, by a majority vote of the full Board in which any director who is a party may participate; or (iii) by the stockholders (except that shares held by any party to the specific proceeding may not be voted). A court of appropriate jurisdiction may also order indemnification if the court determines that a person seeking indemnification is entitled to reimbursement under subsection (b).

Section 2-418 further provides that indemnification provided for by Section 2-418 shall not be deemed exclusive of any rights to which the indemnified party may be entitled; that the scope of indemnification extends to directors, officers, employees or agents of a constituent corporation absorbed in a consolidation or merger and persons serving in that capacity at the request of the constituent corporation for another; and empowers the corporation to purchase and maintain insurance on behalf of a director, officer, employee or agent of the corporation against any liability asserted against or incurred by such person in any such capacity or arising out of such person's status as such whether or not the corporation would have the power to indemnify such person against such liabilities under Section 2-418.

Article VI of the Registrant's Articles of Incorporation and Article 5 of the Registrant’s By-Laws as well as the indemnification agreements that the Registrant has entered into with each of its directors who is not an “interested person” of the Registrant (as defined under the Investment Company Act of 1940, as amended), provide in effect that the Registrant will indemnify its officers and directors against any liability or expenses actually and reasonably incurred by such person in any proceeding arising out of or in connection with his or her service to the Registrant, to the fullest extent permitted by applicable law, subject to certain conditions. In accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940, as amended, and their respective terms, these provisions do not protect any person against any liability to the Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940, as amended, and Release Nos. 7221 (June 9, 1972) and 11330 (September 4, 1980).

Item 16.	Exhibits

(1)    Articles of Incorporation of the Registrant – Incorporated herein by reference from Post- Effective Amendment No. 41 filed 2/28/97; No. 46 filed 3/9/00; No. 47 filed 3/9/01; No. 48 filed 2/15/02; No. 54 filed 2/28/07, No. 56 filed 7/1/08, No. 58 filed 4/8/09

(2)    By-laws of the Registrant – Filed herewith

(3)    Not applicable.

(4)    Agreement and Plan of Reorganization and Liquidation – Filed herewith as Appendix B to the Combined Proxy Statement/Prospectus.

(5)    Instruments defining the rights of shareholders are incorporated herein by reference from the Registrant’s Articles of Incorporation and By-laws.

(6)    Amended Investment Advisory and Service Agreement dated 11/1/07 - Incorporated herein by reference from Post- Effective Amendment No. 55 filed 2/29/08

(7)    Underwriting Contracts – Form of Selling Group Agreement – Incorporated herein by reference from Post- Effective Amendment No. 49 filed 5/13/02; Form of Selling Group Agreement effective 11/1/06 – Incorporated herein by reference from Post- Effective Amendment No. 54 filed 2/28/07; Form of Amendment to Selling Group Agreement effective 2/1/07 – Incorporated herein by reference from Post- Effective Amendment No. 54 filed 2/28/07; Form of Amendment to Selling Group Agreement effective 10/1/08 - Incorporated herein by reference from Post- Effective Amendment No. 57 filed 2/27/09; Form of Amendment to Selling Group Agreement effective 5/1/09 – Incorporated herein by reference from Post- Effective Amendment No. 58 filed 4/8/09; Form of Bank Selling Group Agreement – Incorporated herein by reference from Post- Effective Amendment No. 49 filed 5/13/02;  Form of Amendment to Bank/Trust Company Selling Group Agreement effective 5/1/09 – Incorporated herein by reference from Post- Effective Amendment  No. 58 filed 4/8/09; Form of Omnibus addendum to the Selling Group Agreement – Incorporated herein by reference from Post- Effective Amendment No. 49 filed 5/13/02; Form of Institutional Selling Group Agreement – Incorporated herein by reference from Post- Effective Amendment No. 52 filed 2/25/05; Form of Amendment to Institutional Selling Group Agreement effective 2/1/07 – Incorporated herein by reference from Post- Effective Amendment No. 55 filed 2/29/08; Form of Amendment to Institutional Selling Group Agreement effective 10/1/08 – Incorporated herein by reference from Post- Effective Amendment No. 57 filed 2/27/09; Form of Amendment to Institutional Selling Group Agreement effective 5/1/09 – Incorporated herein by reference from Post- Effective Amendment No. 58 filed 4/8/09; Form of Class F Share Participation Agreement – Incorporated herein by reference from Post- Effective Amendment No. 57 filed 2/27/09; Form of Amendment to Class F Share Participation Agreement effective 8/1/08 – Incorporated herein by reference from Post- Effective Amendment No. 57 filed 2/27/09); Form of Amendment to Class F Share Participation Agreement effective 5/1/09 – Incorporated herein by reference from Post- Effective Amendment No. 58 filed 4/8/09); Form of Bank/Trust Company Participation Agreement for Class F Shares – Incorporated herein by reference from Post- Effective Amendment No. 57 filed 2/27/09; Form of Amendment to Bank/Trust Company Participation Agreement for Class F Shares effective 8/1/08 – Incorporated herein by reference from Post- Effective Amendment No. 57 filed 2/27/09; Form of Amendment to Bank/Trust Company Participation Agreement for Class F Shares effective 5/1/09 – Incorporated herein by reference from Post- Effective Amendment No. 58 filed 4/8/09); and Form of Amended and Restated Principal Underwriting Agreement effective 5/1/09 – Incorporated herein by reference from Post- Effective Amendment No. 58 filed 4/8/09)

(8)    Bonus or Profit Sharing Contracts – Form of Deferred Compensation Plan as amended 1/1/08 – Incorporated herein by reference from Post- Effective Amendment No. 55 filed 2/29/08

(9)    Custodian Agreements – Form of Global Custody Agreement dated 12/21/06 – Incorporated herein by reference from Post- Effective Amendment No. 54 filed 2/28/07

(10)  Forms of Plans of Distribution– Class A, B, C, F-1, 529-A, 529-B, 529-C, 529-E, 529-F and R-1, R-2, R-3 and R-4 – Incorporated herein by reference from Post- Effective Amendment No. 55 filed 2/29/08; Forms of Amendment to Plan of Distribution – Class F-1 and Class 529-F-1 dated 6/16/08 Incorporated herein by reference from Post- Effective Amendment No. 56 filed 7/1/08; Form of Amended and Restated Multiple Class Plan effective 5/1/09 – Incorporated herein by reference from Post- Effective Amendment No. 58 filed 4/8/09)

(11)  Opinion of DLA Piper LLP (US) – Filed herewith

(12)  Form of Opinion of Bingham McCutchen LLP regarding tax matters – Filed herewith

(13)  Other Material Contracts - Amended Shareholder Services Agreement dated of 4/1/03 - Incorporated herein by reference from Post- Effective Amendment No. 51 filed on 2/27/04; and Form of Indemnification Agreement dated 7/1/04 – Incorporated herein by reference from Post- Effective Amendment No. 52 filed 2/25/05); Form of Amendment to Shareholder Services Agreement dated 11/1/06 – Incorporated herein by reference from Post- Effective Amendment No. 54 filed 2/28/07); Form of Amendment of Amended Shareholder Services Agreement dated 11/1/08 – Incorporated herein by reference from Post- Effective Amendment No. 57 filed 2/27/09); and Form of Amended and Restated Administrative Services Agreement effective 5/1/09 - Incorporated herein by reference from Post- Effective Amendment No. 58 filed 4/8/09.

(14)  Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm – Filed herewith

(15)  Not applicable.

(16)  Powers of Attorney – Filed herewith

(17)  Code of Ethics for The Capital Group Companies and Code of Ethics for the Registrant– Incorporated herein by reference from Registration Statement filed 10/14/09.

Item 17.  Undertakings

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933 [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to the be initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and County of Los Angeles, and State of California on the 30th day of November, 2009.

THE BOND FUND OF AMERICA

By: /s/ Paul G. Haaga, Jr.
(Paul G. Haaga, Jr., Vice Chairman of the Board)

Pursuant to the requirements of the Securities Act of 1933, this registration statement on Form N-14 has been signed below on November 30, 2009, by the following persons in the capacities indicated.

	Signature	Title
(1)	Principal Executive Officer:
	/s/ Abner D. Goldstine	President/PEO and Director
(Abner D. Goldstine)

(2)	Principal Financial Officer and Principal Accounting Officer:
	/s/ Ari M. Vinocor	Treasurer
(Ari M. Vinocor)

(3)	Directors:
	Richard G. Capen, Jr.*	Director
	H. Frederick Christie*	Director
	James G. Ellis*	Director
	Martin Fenton*	Chairman of the Board (Independent and Non-Executive)
	Leonard R. Fuller*	Director
	/s/ Abner D. Goldstine	President/PEO and Director
(Abner D. Goldstine)
	/s/ Paul G. Haaga, Jr.	Vice Chairman and Director
(Paul G. Haaga, Jr.)
	R. Clark Hooper*	Director
	Laurel B. Mitchell*	Director
	Richard G. Newman*	Director
	Frank M. Sanchez*	Director
	Steadman Upham*	Director

* Powers of attorney are incorporated by reference herein as Exhibit 16.

POWER OF ATTORNEY

I, Richard G. Capen, Jr., the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The Tax-Exempt Money Fund of America (File No. 033-26431, File No. 811-05750)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	M. Susan Gupton David A. Pritchett Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A or Form N-14, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or Form N-14 or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 2nd day of June, 2009.
     (City, State)

/s/ Richard G. Capen
Richard G. Capen, Jr., Board member

POWER OF ATTORNEY

I, H. Frederick Christie, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital Income Builder, Inc. (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund, Inc. (File No. 033-54444, File No. 811-07338)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The Tax-Exempt Money Fund of America (File No. 033-26431, File No. 811-05750)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	M. Susan Gupton Jeffrey P. Regal Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A or Form N-14, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or Form N-14 or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 2nd day of June, 2009.
     (City, State)

/s/ H. Frederick Christie
H. Frederick Christie, Board member

POWER OF ATTORNEY

I, James G. Ellis, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The Tax-Exempt Money Fund of America (File No. 033-26431, File No. 811-05750)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	M. Susan Gupton Carmelo Spinella Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A or Form N-14, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or Form N-14 or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 15th day of June, 2009.
     (City, State)

/s/ James G. Ellis
James G. Ellis, Board member

POWER OF ATTORNEY

I, Martin Fenton, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund, Inc. (File No. 002-26516, File No. 811-01435)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series, Inc. (File No. 333-138648, File No. 811-21981)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	American Mutual Fund, Inc. (File No. 002-10607, File No. 811-00572)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The Tax-Exempt Money Fund of America (File No. 033-26431, File No. 811-05750)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Brian D. Bullard Karl C. Grauman M. Susan Gupton David A. Pritchett Carmelo Spinella Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A or Form N-14, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or Form N-14 or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 2nd day of June, 2009.
     (City, State)

/s/ Martin Fenton
Martin Fenton, Board member

POWER OF ATTORNEY

I, Leonard R. Fuller, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series, Inc. (File No. 333-138648, File No. 811-21981)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The Tax-Exempt Money Fund of America (File No. 033-26431, File No. 811-05750)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Brian D. Bullard M. Susan Gupton David A. Pritchett Carmelo Spinella Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A or Form N-14, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or Form N-14 or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 2nd day of June, 2009.
     (City, State)

/s/ Leonard R. Fuller
Leonard R. Fuller, Board member

POWER OF ATTORNEY

I, R. Clark Hooper, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The Tax-Exempt Money Fund of America (File No. 033-26431, File No. 811-05750)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	M. Susan Gupton David A. Pritchett Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A or Form N-14, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or Form N-14 or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 2nd day of June, 2009.
     (City, State)

/s/ R. Clark Hooper
R. Clark Hooper, Board member

POWER OF ATTORNEY

I, Laurel B. Mitchell, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Money Fund of America (File No. 033-26431, File No. 811-05750)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	M. Susan Gupton Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 15th day of June, 2009.
     (City, State)

/s/ Laurel B. Mitchell
Laurel B. Mitchell, Board member

POWER OF ATTORNEY

I, Richard G. Newman, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The Tax-Exempt Money Fund of America (File No. 033-26431, File No. 811-05750)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	M. Susan Gupton Carmelo Spinella Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A or Form N-14, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or Form N-14 or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 2nd day of June, 2009.
     (City, State)

/s/ Richard G. Newman
Richard G. Newman, Board member

POWER OF ATTORNEY

I, Frank M. Sanchez, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The Tax-Exempt Money Fund of America (File No. 033-26431, File No. 811-05750)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	M. Susan Gupton Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A or Form N-14, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or Form N-14 or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 2nd day of June, 2009.
     (City, State)

/s/ Frank M. Sanchez
Frank M. Sanchez, Board member

POWER OF ATTORNEY

I, Steadman Upham, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital Income Builder, Inc. (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund, Inc. (File No. 033-54444, File No. 811-07338)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The Tax-Exempt Money Fund of America (File No. 033-26431, File No. 811-05750)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	M. Susan Gupton Jeffrey P. Regal Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A or Form N-14, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or Form N-14 or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 15th day of June, 2009.
     (City, State)

/s/ Steadman Upham
Steadman Upham, Board member